Consolidated Schedule of Investments (unaudited) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Australia — 0.0%
Oafit A Note Upsize, 1.00%, 03/28/26	AUD	100	$74,830

Canada — 0.0%
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(a)(b)	CAD	1,270	1,013,497

Cayman Islands(b)(c) — 5.5%
522 Funding CLO Ltd., Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.90%, 04/20/30	USD	1,950	1,911,336
AGL CLO 3 Ltd., Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 3.54%, 01/15/33		550	547,642
AGL CLO 5 Ltd., Series 2020-5A, Class ER, (3 mo. LIBOR US + 6.45%), 6.70%, 07/20/34		3,000	2,940,356
AGL CLO 7 Ltd.
Series 2020-7A, Class DR, (3 mo. LIBOR US + 3.10%), 3.34%, 07/15/34		250	245,340
Series 2020-9A, Class D, (3 mo. LIBOR US + 6.35%), 6.59%, 07/15/34		250	236,682
AGL CLO 9 Ltd., Series 2020-9A, Class D, (3 mo. LIBOR US + 3.70%), 3.95%, 01/20/34		850	849,171
AIG CLO, Series 2021-1A, Class E, (3 mo. LIBOR US + 6.60%), 6.86%, 04/22/34		250	243,752
AIG CLO LLC, Series 2020-1A, Class ER, (3 mo. LIBOR US + 6.30%), 6.54%, 04/15/34		500	476,839
AIMCO CLO, 2017-AA, (3 mo. LIBOR US + 3.15%), 3.40%, 04/20/34		250	245,140
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.24%, 10/15/29		950	909,641
Apidos CLO XXII, 2015-22A, (3 mo. LIBOR US + 2.95%), 3.20%, 04/20/31		250	243,756
Apidos CLO XXXII, Series 2019-32A, Class D, (3 mo. LIBOR US + 3.50%), 3.75%, 01/20/33		250	248,471
Apidos CLO XXXV, Series 2021-35A, Class E, (3 mo. LIBOR US + 5.75%), 6.00%, 04/20/34		375	346,347
Apidos CLO XXXVII, Series 2021-37A, Class E, (3 mo. LIBOR US + 6.30%), 6.43%, 10/22/34		750	734,243
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 4.49%, 10/15/28		3,000	2,991,681
Ares LIX CLO Ltd., Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 6.51%, 04/25/34		700	683,541
ARES Loan Funding I Ltd.
Series 2021-ALFA, Class E, (3 mo. LIBOR US + 6.70%), 6.94%, 10/15/34		1,250	1,224,514
Series 2021-ALFA, Class SUB, 12.00%, 10/15/34		2,150	1,861,676
Ares LV CLO Ltd.
Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 3.39%, 07/15/34		1,500	1,488,631
Series 2020-55A, Class ER, (3 mo. LIBOR US + 6.35%), 6.59%, 07/15/34		5,400	5,307,243
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 6.76%, 10/25/34		625	603,476
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, (3 mo. LIBOR US + 6.16%), 6.41%, 07/20/34		250	244,972
Ballyrock CLO Ltd.
Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 3.39%, 10/15/28		500	497,756
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.29%, 07/15/32		2,700	2,651,760

Security		Par (000)	Value

Cayman Islands (continued)
Bardot CLO Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.00%), 3.26%, 10/22/32	USD	250	$246,908
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3 mo. LIBOR US + 3.25%), 3.49%, 07/15/31		250	248,044
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class ER, (3 mo. LIBOR US + 6.75%), 6.99%, 07/15/34		250	247,708
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.30%), 3.55%, 10/19/34		750	749,990
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.95%), 7.20%, 10/19/34		500	489,817
Birch Grove CLO Ltd., Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 4.18%, 06/15/31		1,500	1,495,930
BlueMountain CLO Ltd., Series 2016-2A, Class C1R2, (3 mo. LIBOR US + 3.10%), 3.58%, 08/20/32		1,000	990,878
Buttermilk Park CLO Ltd., (3 mo. LIBOR US + 3.10%), 3.34%, 10/15/31		250	242,450
Canyon Capital CLO Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.35%), 3.59%, 04/15/34		250	249,997
Canyon CLO Ltd., Series 2020-3A, Class E, (3 mo. LIBOR US + 7.25%), 7.49%, 01/15/34		250	249,754
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.45%, 04/20/32		1,425	1,413,136
CarVal CLO VC Ltd., Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 6.91%, 10/15/34		500	495,572
CIFC Funding Ltd.
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 3.06%, 04/24/30		1,000	984,303
Series 2019-3A, Class CR, (3 mo. LIBOR US + 3.05%), 3.29%, 10/16/34		1,000	992,218
Crown City CLO I, Series 2020-1A, Class DR, (3 mo. LIBOR US + 7.00%), 7.25%, 07/20/34		625	624,965
Crown City CLO III
Series 2021-1A, Class C, (3 mo. LIBOR US + 3.30%), 3.55%, 07/20/34		1,250	1,231,353
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.75%), 7.00%, 07/20/34		500	483,385
Crown Point CLO 9 Ltd., Series 2020-9A, Class DR, (3 mo. LIBOR US + 3.75%), 3.99%, 07/14/34		500	499,993
Diameter Capital Clo 2 Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 6.06%), 6.18%, 10/15/36		250	240,624
Eaton Vance CLO Ltd., Series 2019-1A, Class ER, (3 mo. LIBOR US + 6.50%), 6.74%, 04/15/31		500	496,427
Elevation CLO Ltd., Series 2021-12A, Class E, (3 mo. LIBOR US + 7.27%), 7.52%, 04/20/32		500	480,802
Elmwood CLO I Ltd.
Series 2019-1A, Class DR, (3 mo. LIBOR US + 4.40%), 4.65%, 10/20/33		5,750	5,738,290
Series 2019-1A, Class ER, (3 mo. LIBOR US + 7.71%), 7.96%, 10/20/33		2,375	2,368,962
Elmwood CLO II Ltd.
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 7.05%, 04/20/34		3,000	2,960,083
Series 2019-2A, Class SUB, 17.10%, 04/20/34		1,000	764,532
Elmwood CLO V Ltd., Series 2020-2A, Class ER, (3 mo. LIBOR US + 6.10%), 6.35%, 10/20/34		250	241,249
Elmwood CLO VIII Ltd., Series 2021-1A, Class E1, (3 mo. LIBOR US + 6.00%), 6.25%, 01/20/34		500	480,210
Elmwood CLO X Ltd., Series 2021-3A, Class E, (3 mo. LIBOR US + 5.85%), 6.10%, 10/20/34		1,000	952,969

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.00%), 3.46%, 11/16/34	USD	700	$683,372
Goldentree Loan Opportunities X Ltd., Series 2015- 10A, Class DR, (3 mo. LIBOR US + 3.05%), 3.30%, 07/20/31		750	738,333
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 5.00%, 01/20/33		1,000	886,395
Golub Capital Partners CLO 53B Ltd., Series 2021- 53A, Class E, (3 mo. LIBOR US + 6.70%), 6.95%, 07/20/34		250	235,999
Golub Capital Partners CLO 55B Ltd., Series 2021- 55A, Class E, (3 mo. LIBOR US + 6.56%), 6.81%, 07/20/34		1,000	990,705
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.69%, 04/15/33		2,625	2,592,837
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class D, (3 mo. LIBOR US + 6.36%), 6.48%, 01/15/37		250	246,409
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class D, 7.15%, 07/15/35(a)		750	742,500
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 6.37%, 10/19/34		250	245,649
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 5.94%, 10/18/30		500	478,446
Niagara Park Clo Ltd., Series 2019-1A, Class ER, (3 mo. LIBOR US + 5.95%), 6.19%, 07/17/32		1,000	982,972
Northwoods Capital 20 Ltd., Series 2019-20A, Class ER, (3 mo. LIBOR US + 7.85%), 8.11%, 01/25/32		1,250	1,239,750
OCP CLO Ltd.
Series 2015-9A, (Update Replacements.xls: TSFR3M + 6.80%), 7.07%, 01/15/33		250	248,738
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.58%, 04/10/33		750	710,404
Series 2020-18A, Class DR, (3 mo. LIBOR US + 3.20%), 3.45%, 07/20/32		500	490,025
Series 2020-20A, Class D1, (3 mo. LIBOR US + 3.95%), 4.18%, 10/09/33		3,500	3,416,396
Series 2020-20A, Class E, (3 mo. LIBOR US + 7.66%), 7.89%, 10/09/33		2,250	2,237,247
Series 2021-22A, Class E, (3 mo. LIBOR US + 6.60%), 6.72%, 12/02/34		350	335,456
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 3.29%, 07/15/34		250	247,291
OSD CLO Ltd., Series 2021-23A, Class E, (3 mo. LIBOR US + 6.00%), 6.97%, 04/17/31		250	231,299
Palmer Square CLO Ltd.
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.84%, 07/16/31		250	238,281
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.35%), 6.59%, 07/15/34		250	244,886
Palmer Square Loan Funding Ltd.
Series 2019-2A, Class E, (3 mo. LIBOR US + 6.75%), 7.00%, 04/20/27		500	497,748
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.88%, 08/20/27		1,900	1,896,983
Series 2019-3A, Class D, (3 mo. LIBOR US + 5.35%), 5.83%, 08/20/27		750	742,675

Security		Par (000)	Value

Cayman Islands (continued)
Palmer Square Loan Funding Ltd. (continued)
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 6.16%, 10/24/27	USD	600	$597,935
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.85%), 5.33%, 02/20/28		250	242,522
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 4.10%, 11/25/28		1,000	998,014
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.25%, 04/20/29		1,250	1,249,947
Series 2021-3A, Class C, (3 mo. LIBOR US + 2.50%), 2.75%, 07/20/29		250	241,650
Series 2021-3A, Class D, (3 mo. LIBOR US + 5.00%), 5.25%, 07/20/29		250	242,057
Series 2021-4A, Class D, (3 mo. LIBOR US + 5.00%), 5.13%, 10/15/29		750	680,667
Series 2021-4A, Class E, (3 mo. LIBOR US + 7.51%), 7.64%, 10/15/29		500	492,498
Park Avenue Institutional Advisers CLO Ltd, Series 2021-1A, Class D, (3 mo. LIBOR US + 7.30%), 7.55%, 01/20/34		600	573,987
Park Avenue Institutional Advisers CLO Ltd.
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 3.64%, 07/15/34		1,000	992,655
Series 2021-2A, Class E, (3 mo. LIBOR US + 7.01%), 7.25%, 07/15/34		600	561,911
Pikes Peak CLO 4, Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.25%), 3.49%, 07/15/34		1,000	992,436
Pikes Peak CLO 6, Series 2020-6A, Class ER2, (3 mo. LIBOR US + 6.43%), 6.92%, 05/18/34		500	495,918
Post CLO Ltd.
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.19%, 04/16/31		500	494,809
Series 2021-1A, Class E, (3 mo. LIBOR US + 6.45%), 6.58%, 10/15/34		750	747,321
Rad CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 2.99%, 04/15/32		250	242,930
Rad CLO 9 Ltd., Series 2020-9A, Class E, (3 mo. LIBOR US + 7.59%), 7.83%, 01/15/34		5,000	4,949,922
Regatta XVII Funding Ltd.
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.39%, 10/15/33		750	742,318
Series 2020-1A, Class E, (3 mo. LIBOR US + 7.61%), 7.85%, 10/15/33		250	248,440
Regatta XX Funding Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.10%), 3.34%, 10/15/34		1,500	1,499,986
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 6.89%, 01/20/35		500	486,171
Romark CLO IV Ltd., Series 2021-4A, Class D, (3 mo. LIBOR US + 6.95%), 7.18%, 07/10/34		750	730,130
RR 19 Ltd., Series 2021-19A, Class D, (3 mo. LIBOR US + 6.50%), 6.62%, 10/15/35		250	248,302
Sixth Street CLO XIX Ltd., Series 2021-19A, Class E, (3 mo. LIBOR US + 5.90%), 6.15%, 07/20/34		3,750	3,570,084
Sixth Street CLO XVI Ltd., Series 2020-16A, Class E, (3 mo. LIBOR US + 7.32%), 7.57%, 10/20/32		1,480	1,466,189
Sound Point CLO XXVI Ltd., Series 2020-1A, (3 mo. LIBOR US + 3.35%), 3.60%, 07/20/34		250	249,996
Stratus CLO Ltd.
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 5.09%, 12/29/29		1,500	1,379,497
Series 2021-1A, Class SUB, 10.52%, 12/29/29		1,000	779,600

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Stratus CLO Ltd. (continued)
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 5.84%, 12/28/29	USD	1,000	$957,474
Series 2021-3A, Class E, (3 mo. LIBOR US + 5.75%), 5.84%, 12/29/29		500	478,944
Symphony CLO XXI Ltd., Series 2019-21A, (3 mo. LIBOR US + 3.30%), 3.54%, 07/15/32		500	498,501
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 6.39%, 01/15/34		500	494,638
TICP CLO II-2 Ltd., Series 2018-IIA, Class C, (3 mo. LIBOR US + 2.95%), 3.20%, 04/20/28		250	249,538
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.15%, 01/20/31		500	492,120
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33		250	243,759
TICP CLO XI Ltd.
(3 mo. LIBOR US + 3.05%), 3.30%, 10/20/31		250	245,851
Series 2018-11A, Class E, (3 mo. LIBOR US + 6.00%), 6.25%, 10/20/31		500	482,848
TICP CLO XV Ltd.
Series 2020-15A, Class D, (3 mo. LIBOR US + 3.15%), 3.40%, 04/20/33		250	249,997
Series 2020-15A, Class E, (3 mo. LIBOR US + 6.15%), 6.40%, 04/20/33		500	486,182
TRESTLES CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.16%, 04/25/32		500	489,678
Trimaran Cavu Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.40%, 07/20/32		1,750	1,724,525
Trinitas CLO XVI Ltd., Series 2021-16A, Class E, (3 mo. LIBOR US + 7.00%), 7.25%, 07/20/34		1,500	1,499,915
Voya CLO Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.60%), 6.85%, 07/20/32		250	244,301
Whitebox Clo I Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.31%, 07/24/32		250	244,744
Series 2019-1A, Class DR, (3 mo. LIBOR US + 6.40%), 6.66%, 07/24/32		1,300	1,221,428
Series 2019-1A, Class SUB, 10.04%, 07/24/32		1,000	768,100
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 3.61%, 10/24/34		2,750	2,691,388
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 3.47%, 10/15/34		500	494,305
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 6.97%, 10/15/34		500	495,293

			116,946,732

Europe(c) — 0.2%
Ares European CLO VIII DAC, Series 8X, Class DR, (3 mo. Euribor + 3.80%), 3.80%, 04/17/32(d)	EUR	1,905	2,089,985
Ares European CLO XII DAC, Series 12X, Class E, (3 mo. Euribor + 6.10%), 6.10%, 04/20/32(d)		675	698,724
CIFC European Funding CLO III DAC, Series 3A, Class D, (3 mo. Euribor + 3.60%), 3.60%, 01/15/34(b)		700	751,793

			3,540,502

Security		Par (000)	Value

Ireland(c) — 1.0%
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3 mo. Euribor + 3.20%), 3.20%, 04/25/34(b)	EUR	2,000	$2,148,028
Avoca CLO XXII DAC(b)
Series 22A, Class D, (3 mo. Euribor + 2.90%), 2.90%, 04/15/35		1,500	1,574,001
Series 22A, Class E, (3 mo. Euribor + 5.23%), 5.23%, 04/15/35		1,500	1,546,760
Bain Capital Euro CLO DAC, Series 2019-1X, Class C, (3 mo. Euribor + 2.40%), 2.40%, 04/15/32(d)		1,000	1,082,025
BlueMountain EUR CLO DAC, Series 2021-1A, Class E, (3 mo. Euribor + 5.41%), 5.41%, 04/15/34(b)		3,000	3,020,470
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (3 mo. Euribor + 3.80%), 3.80%, 12/23/33(b)		2,300	2,514,671
CVC Cordatus Loan Fund XV DAC, Series 15X, Class E, (3 mo. Euribor + 5.78%), 5.78%, 08/26/32(d)		675	696,220
CVC Cordatus Loan Fund XVIII DAC, Series 18A, Class ER, (3 mo. Euribor + 6.06%), 6.06%, 07/29/34(b)		1,750	1,757,509
Dartry Park CLO DAC, Series 1A, Class CRR, (3 mo. Euribor + 3.35%), 3.35%, 01/28/34(b)		1,000	1,070,667
Henley CLO IV DAC, Series 4A, Class D, (3 mo. Euribor + 3.00%), 3.00%, 04/25/34(a)(b)		1,000	1,066,856
Invesco Euro CLO V DAC, (3 mo. Euribor + 3.80%), 3.80%, 01/15/34(b)		3,150	3,487,484
Prodigy Finance CM2021-1 DAC(b)
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 4.21%, 07/25/51	USD	340	340,463
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 6.36%, 07/25/51		340	340,137

			20,645,291

Netherlands(c) — 0.1%
Alme Loan Funding V DAC, (3 mo. Euribor + 5.41%), 5.41%, 07/15/31(b)	EUR	2,250	2,373,143
Ares European CLO VII DAC, Series 7X, Class DR, (3 mo. Euribor + 5.26%), 5.26%, 10/15/30(d)		500	514,717

			2,887,860

United Kingdom — 0.0%
Ares European CLO XII DAC, Series 12A, Class DR, (3 mo. Euribor + 3.00%), 3.00%, 04/20/32(b)(c)		875	932,706

United States — 3.9%
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(b)	USD	5,111	5,055,080
Ajax Mortgage Loan Trust(b)
Series 2020-C, Class A, 2.25%, 09/27/60		376	373,090
Series 2020-C, Class B, 5.00%, 09/27/60		375	370,679
Series 2020-C, Class C, 6.50%, 09/27/60		1,177	1,071,779
Series 2020-D, Class B, 5.00%, 06/25/60		525	518,638
Series 2020-D, Class C, 6.50%, 06/25/60		1,241	1,110,633
Series 2021-E, Class B3, 3.79%, 12/25/60(c)		955	479,933
Series 2021-E, Class SA, 8.00%, 12/25/60(c)		17	8,729
Series 2021-E, Class XS, 8.00%, 12/25/60(c)		15,216	411,879
AMSR Trust, Series 2020-SFR5, Class G, 4.11%, 11/17/37(b)		2,899	2,761,593

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Bilbao CLO II DAC, Series 2A, Class DR, (3 mo. Euribor + 5.97%), 5.97%, 08/20/35(b)(c)	EUR	2,000	$2,048,407
Citigroup Mortgage Loan Trust(c)
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 0.66%, 05/25/37	USD	4,800	3,800,694
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 0.63%, 07/25/45		3,658	2,882,508
College Ave Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(b)		310	295,765
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 6.00%, 04/25/43(a)(b)		5	3,747,760
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)		2,483	2,276,382
Lending Funding Trust(b)
Series 2020-2A, Class C, 4.30%, 04/21/31		980	980,386
Series 2020-2A, Class D, 6.77%, 04/21/31		2,830	2,895,744
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(b)		2,320	2,090,334
Litigation Fee Residual Funding Trust, 4.00%, 10/30/27(a)		4,386	4,254,612
Mariner Finance Issuance Trust(b) 5.40%, 03/20/36		1,420	1,339,901
Series 2021-BA, Class E, 4.68%, 11/20/36		540	493,769
Navient Private Education Refi Loan Trust, Series 2021-DA, Class D, 4.00%, 04/15/60(b)		1,340	1,248,596
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		1,670	1,573,867
Series 2021-BA, Class D, 4.75%, 04/20/62		340	317,040
Series 2021-CA, Class D, 4.44%, 04/20/62		110	104,523
Ocean Beach Spc, Series 2020-1I, Class A, 4.00%, 09/26/22		82	81,865
OneMain Financial Issuance Trust, Series 2019-1A, Class E, 5.69%, 02/14/31(b)		850	848,620
Oportun Issuance Trust(b)
Series 2021-B, Class D, 5.41%, 05/08/31		2,362	2,275,313
Series 2021-C, Class D, 5.57%, 10/08/31		250	238,859
Progress Residential(b)
Series 2021-SFR1, Class G, 3.86%, 04/17/38		4,826	4,233,745
Series 2021-SFR1, Class H, 5.00%, 04/17/38		750	675,161
Series 2021-SFR3, Class G, 4.25%, 05/17/26		3,190	2,892,343
Series 2021-SFR3, Class H, 4.75%, 05/17/26		1,140	1,010,833
Progress Residential Trust, 4.25%, 04/19/38(b)		4,555	4,151,249
Regional Management Issuance, 3.88%, 10/17/33(a)(b)		4,780	4,552,950
Regional Management Issuance Trust, Series 2020-1, Class D, 6.77%, 10/15/30(b)		2,050	2,016,691
Republic Finance Issuance Trust(b)
Series 2020-A, Class D, 7.00%, 11/20/30		5,110	5,090,959
Series 2021-A, Class D, 5.23%, 12/22/31		800	753,730
SMB Private Education Loan Trust(b)
Series 2021-A, Class D1, 3.86%, 01/15/53		3,500	3,345,387
Series 2021-A, Class D2, 3.86%, 01/15/53		1,910	1,817,595
Series 2021-C, Class D, 3.93%, 01/15/53		780	736,660
SoFi Professional Loan Program LLC(b)
Series 2017-A, Class R, 6.00%, 03/26/40(a)		105	1,398,600
Series 2018-A, Class R1, 6.50%, 02/25/42		115	2,503,304

Security		Par (000)	Value

United States (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, (1 mo. LIBOR US + 1.80%), 2.26%, 05/25/35(c)	USD	182	$176,414
Tricon Residential Trust(b)
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,270,923
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	803,934

			83,387,456

Total Asset-Backed Securities — 10.7% (Cost: $241,462,729)			229,428,874

		Shares

Common Stocks

Australia — 0.2%
Glencore PLC		808,735	5,262,199

Brazil — 0.0%
NU Holdings Ltd., Class A(e)		140,205	1,082,383

Canada — 1.2%
Cenovus Energy Inc.		375,476	6,259,185
Cenovus Energy, Inc.		80,184	1,337,469
Enbridge, Inc.		390,935	17,996,488
Shopify, Inc., Class A(e)		1,499	1,013,264

			26,606,406

Cayman Islands — 0.4%
Diversey Holdings Ltd.(e)		503,627	3,812,456
Hedosophia European Growth(e)		186,183	1,555,169
Highland Transcend Partners I Corp.		96,960	953,117
Salt Pay Co., Ltd., Series C, (Acquired 11/16/21, Cost: $2,398,802)(a)(f)		1,235	2,244,230

			8,564,972

China — 0.6%
Alibaba Group Holding Ltd., ADR(e)		39,616	4,310,221
JD Health International, Inc.(b)(e)		215,671	1,291,351
Kindstar Globalgene Technology, Inc.(b)(e)		2,024,500	680,511
Li Auto, Inc., ADR(e)		51,389	1,326,350
Tencent Holdings Ltd.		119,988	5,530,768

			13,139,201

Denmark — 0.0%
Pandora A/S		5,907	562,727

France — 1.4%
Arkema SA		52,880	6,321,275
BNP Paribas SA		88,039	5,030,956
Cie de Saint-Gobain		86,776	5,163,203
Danone SA		78,284	4,324,639
LVMH Moet Hennessy Louis Vuitton SE		13,414	9,574,896
Societe Generale SA		15,948	427,523

			30,842,492

Germany — 2.3%
Auto1 Group SE(b)(e)		250,158	2,842,161
Daimler Truck Holding AG(e)		11,396	316,068
Deutsche Telekom AG, Registered Shares		565,388	10,529,856
Mercedes-Benz Group AG, Registered Shares		200,647	14,083,309
SAP SE		15,199	1,684,476

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Siemens AG, Registered Shares	88,875	$12,306,277
Vantage Towers AG	214,732	7,584,402

		49,346,549

Hong Kong — 0.3%
AIA Group Ltd.	517,770	5,406,491

India — 0.5%
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $5,113,105)(a)(f)	2,279	10,714,533

Ireland — 0.2%
Aptiv PLC(e)	31,267	3,742,972
Trane Technologies PLC	5,691	869,016

		4,611,988

Israel(e) — 0.4%
Nice Ltd., ADR	35,640	7,805,160
SimilarWeb Ltd.	25,440	329,448

		8,134,608

Italy — 0.5%
Ariston Holding NV(e)	476,063	4,982,058
Intesa Sanpaolo SpA	2,083,399	4,768,409

		9,750,467

Japan — 0.7%
FANUC Corp.	43,263	7,593,079
Hoya Corp.	37,686	4,294,615
Kose Corp.	10,098	1,056,509
Recruit Holdings Co. Ltd.	14,500	629,982
SoftBank Group Corp.	10,500	469,451

		14,043,636

Luxembourg — 0.0%
Arrival SA(e)	181,982	678,793

Netherlands — 1.6%
Adyen NV(b)(e)	3,795	7,516,732
Akzo Nobel NV	51,083	4,389,168
ASML Holding NV	13,267	8,865,294
ING Groep NV	822,497	8,587,629
NXP Semiconductors NV	23,919	4,426,928

		33,785,751

Norway — 0.0%
LINK Mobility Group Holding ASA(e)	45,585	88,714

South Korea — 0.6%
Amorepacific Corp.	26,343	3,453,284
Coupang, Inc.(e)	45,647	807,039
LG Energy Solution(e)	21,810	7,953,484

		12,213,807

Spain — 0.5%
Cellnex Telecom SA(b)	203,163	9,777,097

Sweden — 0.4%
Volta(a)	2,732	314,770
Volvo AB, B Shares	422,361	7,879,287

		8,194,057

Security	Shares	Value

Switzerland — 0.2%
Cie Financiere Richemont SA, Class A, Registered Shares	9,549	$1,210,381
On Holding AG, Class A(e)	104,674	2,641,972

		3,852,353

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	92,355	9,628,932

United Kingdom — 2.2%
Alphawave IP Group PLC(e)	400,901	931,901
AstraZeneca PLC	83,263	11,041,748
Barclays PLC	500,355	969,926
BP PLC	81,254	398,338
BP PLC, ADR	37,175	1,092,945
Capri Holdings Ltd.(e)	22,961	1,179,966
Compass Group PLC	245,820	5,290,068
Genius Sports Ltd.(e)	238,281	1,096,093
Lloyds Banking Group PLC	17,385,861	10,587,397
Shell PLC	195,782	5,346,952
THG PLC(e)	220,661	264,881
Unilever PLC	175,529	7,969,499

		46,169,714

United States — 32.3%
Abbott Laboratories	123,825	14,655,927
AbbVie, Inc.	79,919	12,955,669
ACV Auctions, Inc., Class A(e)	191,733	2,839,566
Advance Auto Parts, Inc.	6,146	1,271,976
Advanced Micro Devices, Inc.(e)	8,245	901,508
Air Products & Chemicals, Inc.	35,799	8,946,528
Albemarle Corp.	46,083	10,191,255
Alcoa Corp.	26,659	2,400,110
Alkami Technology, Inc.(e)	114,063	1,632,242
Alphabet, Inc., Class A(e)	72	200,257
Alphabet, Inc., Class C(e)	5,219	14,576,615
AltC Acquisition Corp., Class A(e)	115,008	1,122,478
Altice USA, Inc., Class A(e)	21,983	274,348
Altus Power, Inc., (Acquired 01/21/22, Cost: $1,217,500)(f)	121,750	904,603
Amazon.com, Inc.(e)(g)	8,388	27,344,461
American Tower Corp.	48,978	12,304,253
ANSYS, Inc.(e)	1,173	372,603
Apple, Inc.	58,062	10,138,206
Applied Materials, Inc.	45,710	6,024,578
Archer-Daniels-Midland Co.	29,469	2,659,872
Astra Space, Inc., (Acquired 08/20/21, Cost: $2,055,190)(f)	205,519	793,303
Autodesk, Inc.(e)	9,610	2,059,903
AvidXchange Holdings, Inc.(e)	34,263	275,817
Bank of America Corp.	301,613	12,432,488
Bath & Body Works, Inc.	26,228	1,253,698
Berkshire Grey, Inc.	11,620	33,466
Blend Labs, Inc., Class A(e)	24,434	139,274
Boston Scientific Corp.(e)(g)	301,041	13,333,106
Bristol-Myers Squibb Co.	113,084	8,258,525
Bunge Ltd.	10,995	1,218,356
California Resources Corp.	22,698	1,015,282
Cano Health, Inc., (Acquired 09/02/21, Cost: $2,773,110)(f)	277,311	1,760,925
CareMax, Inc., (Acquired 07/22/21, Cost: $607,500)(f)	60,750	453,803
Carrier Global Corp.	20,525	941,482

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CF Industries Holdings, Inc.	81,467	$8,395,989
Charles Schwab Corp.	129,215	10,894,117
Charter Communications, Inc., Class A(e)	6,293	3,432,957
Chesapeake Energy Corp.	7,711	670,857
Clarify Health	345,315	3,218,992
Comcast Corp., Class A	94,350	4,417,467
ConocoPhillips(g)	103,334	10,333,400
Costco Wholesale Corp.	17,313	9,969,691
Crowdstrike Holdings, Inc., Class A(e)	3,000	681,240
Crown PropTech Acquisitions(e)	133,056	1,314,593
Crown Proptech Acquisitions Pvt Ltd.(a)	51,000	167,280
CSX Corp.	14,293	535,273
D.R. Horton, Inc.	59,739	4,451,153
Danaher Corp.	1,003	294,210
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $3,260,748)(f)	5,016,900	3,744,163
Deere & Co.	1,472	611,557
Delta Air Lines, Inc.(e)	11,989	474,405
Devon Energy Corp.	31,481	1,861,472
DexCom, Inc.(e)	8,797	4,500,545
Dick’s Sporting Goods, Inc.	7,877	787,858
Dynatrace, Inc.(e)	51,355	2,418,820
Edwards Lifesciences Corp.(e)	18,590	2,188,415
Element Solutions, Inc.	49,065	1,074,523
Energy Transfer LP	99,765	1,116,370
Enterprise Products Partners LP	301,414	7,779,495
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240), 07/02/20(a)(f)	2,824	2,213,677
EQT Corp.	675,363	23,239,241
Exscientia Ltd., (Acquired 03/31/22, Cost: $1,406,122)(f)	200,700	2,890,080
Exxon Mobil Corp.	12,906	1,065,907
F5, Inc.(e)	15,990	3,341,110
Fanatics Holdings Inc., (Acquired 12/15/21, Cost: $8,566,971)(a)(f)	126,282	8,051,740
FedEx Corp.	1,278	295,716
Floor & Decor Holdings, Inc., Class A(e)	4,802	388,962
Ford Motor Co	69,597	1,176,885
Fortive Corp.	146,967	8,954,699
Freeport-McMoRan, Inc.(g)	211,657	10,527,819
Frontier Communications Parent, Inc.(e)	39,936	1,105,029
Generac Holdings, Inc.(e)	4,639	1,378,989
General Motors Co.(e)	149,324	6,531,432
Gitlab, Inc., Class A(e)	3,723	202,717
Globalfoundries Inc.(e)	87,939	5,489,152
Green Plains, Inc.(e)	46,023	1,427,173
HCA Healthcare, Inc.	2,896	725,796
Hilton Worldwide Holdings, Inc.(e)	19,830	3,009,004
Home Depot, Inc.	16,457	4,926,074
Humana, Inc.	28,481	12,394,077
Informatica, Inc., Class A(e)	28,045	553,608
International Flavors & Fragrances, Inc.	40,817	5,360,497
Intuitive Surgical, Inc.(e)	10,541	3,180,009
Johnson & Johnson	37,925	6,721,448
Johnson Controls International PLC	11,788	772,939
Khosla Ventures Acquisition Co.(e)	122,505	1,198,099
Kins Technology Group, Inc.(e)	312,827	3,153,296
Kins Technology Group, Inc.(a)	117,311	82,118
Latch, Inc., (Acquired 07/12/21, Cost: $1,422,730)(f)	142,273	607,506
Lennar Corp., Class A	9,021	732,235

Security	Shares	Value

United States (continued)
Liberty Broadband Corp., Class C(e)	36,310	$4,913,469
Liberty Media Acquisition Corp.(e)	267,290	2,680,919
Liberty Media Corp. - Liberty SiriusXM, Class C(e)	254,348	11,631,334
Lightning eMotors, Inc.	82,174	112,646
Lions Gate Entertainment Corp., Class A(e)	26,432	429,520
LyondellBasell Industries NV, Class A	13,198	1,357,018
Marqeta, Inc., Class A(e)	84,708	935,176
Marsh & McLennan Cos., Inc.	66,673	11,362,413
Masco Corp.	47,690	2,432,190
Mastercard, Inc., Class A	38,662	13,817,026
McDonald’s Corp.	10,676	2,639,961
MGM Resorts International	2,087	87,529
Micron Technology, Inc.	91,920	7,159,649
Microsoft Corp.(g)	114,785	35,389,363
Mirion Technologies, Inc., (Acquired 11/04/21, Cost: $4,773,900)(f)	477,390	3,852,537
Mirion Technologies, Inc.(e)	200,869	1,621,013
Moderna, Inc.(e)	3,651	628,921
Morgan Stanley	86,254	7,538,600
Mosaic Co.	10,449	694,859
NextEra Energy, Inc.(g)	115,400	9,775,534
Offerpad Solutions, Inc., (Acquired 10/01/21, Cost: $2,025,910)(f)	202,591	1,019,033
O’Reilly Automotive, Inc.(e)	677	463,718
Park Hotels & Resorts, Inc.	35,866	700,463
Parker-Hannifin Corp.	1,295	367,469
Penn National Gaming, Inc.(e)	9,513	403,541
Planet Labs Inc., (Acquired 01/06/22, Cost: $1,567,200)(f)	156,720	796,138
Playstudios, Inc., (Acquired 07/30/21, Cost: $2,269,240)(f)	226,924	1,100,581
PPG Industries, Inc.	16,129	2,114,028
Proof Acquisition Corp.(a)	29,114	30,861
PVH Corp.	7,288	558,334
Regeneron Pharmaceuticals, Inc.(e)	3,006	2,099,451
ResMed, Inc.	9,028	2,189,380
Rivian Automotive, Inc., Class A(e)	18,036	906,129
Rocket Lab USA, Inc.(e)	122,062	982,599
Rotor Acqusition Ltd.(a)	23,869	106,217
salesforce.com, Inc.(e)	62,717	13,316,073
Sarcos Tech & Robot, (Acquired 10/21/21, Cost: $9,644,590)(f)	964,459	6,413,652
Sarcos Technology and Robotics Corp.(e)	45,102	299,928
Seagen, Inc.(e)	22,020	3,171,981
Sema4 Holdings Corp., (Acquired 08/13/21, Cost: $1,122,020)(f)	112,202	344,460
Sempra Energy	92,020	15,470,402
ServiceNow, Inc.(e)	14,152	7,881,107
Signet Jewelers Ltd.	11,700	850,590
SmartRent, Inc.(e)	151,976	768,999
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(a)(f)	12,621	172,529
Sonder(a)	126,000	50,400
Sonder Holdings, Inc., Class A, (Acquired 02/09/22, Cost: $2,005,501)(f)	223,319	1,060,765
Sonos, Inc.(e)	34,951	986,317
Starbucks Corp.	44,505	4,048,620
Starwood Property Trust, Inc.	39,294	949,736
Stryker Corp.	9,101	2,433,152

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Sun Country Airlines, (Acquired 09/17/21, Cost: $3,969,094)(f)		175,935	$4,605,978
Taboola.com Ltd., (Acquired 09/02/21, Cost: $647,700)(f)		64,770	334,213
TE Connectivity Ltd.		60,400	7,911,192
Tenet Healthcare Corp.(e)		7,981	686,047
Tesla, Inc.(e)		2,217	2,389,039
Thermo Fisher Scientific, Inc.		15,672	9,256,667
Tishman Speyer Innovation Corp. II, Class A, Class A(e)		212,535	2,082,843
TJX Cos., Inc.		77,617	4,702,038
Toast, Inc., Class A(e)		50,102	1,088,716
TPB Acquisition Corp. I, Class A, Class A(e)		77,043	744,235
Tractor Supply Co.		570	133,021
Twilio, Inc., Class A(e)		2,000	329,620
Uber Technologies, Inc.(e)		26,482	944,878
United Parcel Service, Inc., Class B		56,193	12,051,151
United Rentals, Inc.(e)		3,447	1,224,409
United States Steel Corp.		34,755	1,311,654
UnitedHealth Group, Inc.		43,554	22,211,233
Valero Energy Corp.		71,165	7,226,094
Vertiv Holdings Co.		361,167	5,056,338
Victoria’s Secret and Co.(e)		8,446	433,787
Vulcan Materials Co.		61,062	11,217,089
Walmart, Inc.		42,943	6,395,072
Walt Disney Co.(e)		60,992	8,365,663
Western Digital Corp.(e)		19,053	945,981
Williams-Sonoma, Inc.		6,819	988,755
WillScot Mobile Mini Holdings Corp.(e)		33,510	1,311,246
Workday, Inc., Class A(e)		3,000	718,380
XPO Logistics, Inc.(e)		39,524	2,877,347

			691,377,375

Total Common Stocks — 46.9% (Cost: $926,330,664)			1,003,835,245

		Par (000)
Corporate Bonds

Argentina — 0.0%
Genneia SA, 8.75%, 09/02/27(b)	USD	759	716,698

Australia(a) — 0.3%
Oceana Australian Trust 10.00%, 08/31/23.	AUD	4,163	3,200,841
10.25%, 08/31/25.		4,163	3,282,770

			6,483,611

Austria — 0.1%
BRF GmbH, 4.35%, 09/29/26(d)	USD	400	389,450
Klabin Austria GmbH, 3.20%, 01/12/31(b)		1,103	955,474
Suzano Austria GmbH, 3.13%, 01/15/32		978	866,557

			2,211,481

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		816	742,254

Security		Par (000)	Value

Bahrain(d) — 0.1%
BBK BSC, 5.50%, 07/09/24	USD	661	$673,105
Oil and Gas Holding Co., 7.63%, 11/07/24		1,117	1,175,642

			1,848,747

Bermuda — 0.2%
Geopark Ltd., 5.50%, 01/17/27(b)		654	619,583
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		854	862,540
Luye Pharma Group Ltd., 1.50%, 07/09/24(d)(h)		785	781,075
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38(b)		1,937	1,921,020

			4,184,218

Brazil — 0.3%
Banco do Brasil SA, 4.75%, 03/20/24(d)		200	205,600
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(b)(c)		1,882	2,058,437
BRF SA, 4.88%, 01/24/30(d)		583	553,923
Gol Finance SA, 7.00%, 01/31/25(b)		1,510	1,236,312
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		1,865	1,405,744
Suzano Austria GmbH, 3.75%, 01/15/31		661	619,027

			6,079,043

Canada(b) — 0.1%
Bausch Health Cos., Inc., 4.88%, 06/01/28		1,683	1,611,473
Brookfield Residential Properties, Inc./Brookfield
Residential U.S. LLC, 5.00%, 06/15/29		334	303,275

			1,914,748

Cayman Islands — 0.7%
Agile Group Holdings Ltd.(d) 5.75%, 01/02/25		800	264,000
(5 year CMT + 11.08%), 7.75%(c)(j)		320	57,600
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(d)(k)		1,959	1,423,231
China Aoyuan Group Ltd., 5.98%, 08/18/25(d)(e)(l)		410	65,600
China Evergrande Group, 8.25%, 03/23/22(d)(e)(l)		500	65,000
China SCE Group Holdings Ltd., 7.00%, 05/02/25(d)		980	511,009
DaFa Properties Group Ltd., 12.50%, 06/30/22		356	107,506
Fantasia Holdings Group Co. Ltd.(d)(e)(l)
6.95%, 12/17/21		320	43,200
9.25%, 07/28/23		1,200	171,975
Hilong Holding Ltd., 9.75%, 11/18/24(d)		410	254,200
IHS Holding Ltd., 6.25%, 11/29/28(b)		829	773,042
Jingrui Holdings Ltd.(d)
12.00%, 07/25/22		370	148,000
12.75%, 09/04/23		355	52,662
Kaisa Group Holdings Ltd.(d)(e)(l)
10.88%, 07/23/23		300	58,650
11.25%, 04/16/25		280	50,400
Logan Group Co. Ltd., 5.75%, 01/14/25(d)		290	61,625
MAF Sukuk Ltd., 3.93%, 02/28/30(d)		1,443	1,436,957
Melco Resorts Finance Ltd., 5.38%, 12/04/29(d)		1,050	876,750
Modern Land China Co. Ltd., 9.80%, 04/11/23(d)(e)(l)		680	122,400
Oryx Funding Ltd., 5.80%, 02/03/31(b)		837	837,000
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24(d) Ronshine China Holdings Ltd.(d)		700	266,000
7.35%, 12/15/23		1,590	270,300
7.10%, 01/25/25		400	60,000
Sable International Finance Ltd., 5.75%, 09/07/27(d)		1,288	1,296,952

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(b)	USD	96	$97,560
Shimao Group Holdings Ltd., 3.45%, 01/11/31(d)		860	215,000
Shui On Development Holding Ltd., 5.50%, 03/03/25(d)		1,050	960,750
Sinic Holdings Group Co. Ltd.(d)(e)(l)
8.50%, 01/24/22		1,100	22,000
10.50%, 06/18/22		200	4,000
Sitka Holdings LLC, (3 mo. LIBOR US + 4.50%), 5.51%, 07/06/26(b)(c)		2,385	2,274,707
Sunac China Holdings Ltd.(d)
5.95%, 04/26/24		680	166,600
7.00%, 07/09/25		1,900	465,500
Times China Holdings Ltd., 5.75%, 01/14/27(d)		880	316,800
XP, Inc., 3.25%, 07/01/26(b)		200	188,500
Yuzhou Group Holdings Co. Ltd.(d)(e)(l)
7.38%, 01/13/26		1,251	163,255
6.35%, 01/13/27		633	88,620
Zhenro Properties Group Ltd., 7.88%, 04/14/24(d)		233	25,630

			14,262,981

Chile(b) — 0.2%
Embotelladora Andina SA, 3.95%, 01/21/50		150	136,500
Kenbourne Invest SA, 6.88%, 11/26/24		2,036	1,995,534
VTR Comunicaciones SpA
5.13%, 01/15/28		1,015	961,903
4.38%, 04/15/29		1,114	1,013,740

			4,107,677

China(d) — 0.3%
China Aoyuan Group Ltd., 8.50%, 01/23/22(e)(l)		740	122,100
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		1,300	1,059,500
Easy Tactic Ltd.
9.13%, 07/28/22		366	93,330
12.38%, 11/18/22		1,000	233,938
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(e)(l)		520	70,200
Fortune Star BVI Ltd., 5.05%, 01/27/27		1,750	1,461,250
Haimen Zhongnan Investment Development International Co. Ltd., 10.88%, 06/18/22		200	70,000
Kaisa Group Holdings Ltd., 9.38%, 06/30/24(e)(l)		700	126,000
KWG Group Holdings Ltd., 7.88%, 09/01/23		1,022	505,890
New Metro Global Ltd., 6.50%, 05/20/22		545	528,650
RKPF Overseas 2019 A Ltd., Series 2019-A, 6.00%, 09/04/25		840	655,200
RKPF Overseas 2020 A Ltd., Series 2020-A, 5.20%, 01/12/26		530	408,100
Ronshine China Holdings Ltd., 8.95%, 01/22/23		200	44,000
Wanda Group Overseas Ltd., 7.50%, 07/24/22		334	317,300

			5,695,458

Colombia — 0.3%
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(b)(c)		491	453,267
Ecopetrol SA
5.38%, 06/26/26		85	85,959
4.63%, 11/02/31		1,695	1,533,975
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		1,866	1,651,783
Grupo Aval Ltd., 4.38%, 02/04/30(b)		995	861,650

Security		Par (000)	Value

Colombia (continued)
Millicom International Cellular SA, 5.13%, 01/15/28(d)	USD	1,088	$1,074,825
SURA Asset Management SA, 4.88%, 04/17/24(b)		100	101,175

			5,762,634

Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		1,353	1,308,182

Germany — 0.4%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24(b)	EUR	3,303	3,288,549
APCOA Parking Holdings GmbH, (3 mo. Euribor + 5.00%), 5.00%, 01/15/27(b)(c)		852	933,963
Douglas GmbH, 6.00%, 04/08/26(b)		1,102	1,157,309
Kirk Beauty SUN GmbH, (8.25% Cash or 9.00% PIK), 8.25%, 10/01/26(b)(i)		785	798,998
KME SE, 6.75%, 02/01/23(d)		1,771	1,909,421

			8,088,240

Hong Kong — 0.0%
Wanda Group Overseas Ltd., 8.88%, 03/21/23(d)	USD	380	330,600
Yango Justice International Ltd.(e)(l)
10.25%, 09/15/22.		1,200	60,000
7.50%, 04/15/24(d)		2,000	100,000
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(d)		600	540,000

			1,030,600

India — 0.4%
Delhi International Airport Ltd., 6.13%, 10/31/26(d)		1,000	974,562
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)		600	547,613
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		600	580,500
Manappuram Finance Ltd., 5.90%, 01/13/23(d)		1,000	998,750
Muthoot Finance Ltd., 6.13%, 10/31/22(b)		1,631	1,642,519
ReNew Power Pvt Ltd., 5.88%, 03/05/27(d)		1,600	1,565,280
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23(d)		1,000	1,000,000
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(d)		800	837,000

			8,146,224

Indonesia(d) — 0.2%
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26		1,000	1,010,000
Pertamina Persero PT, 3.65%, 07/30/29		1,385	1,371,012
Theta Capital Pte. Ltd., 8.13%, 01/22/25		1,400	1,407,000

			3,788,012

Ireland — 0.0%
Metalloinvest Finance DAC, 3.38%, 10/22/28(b)		2,107	421,400

Israel(b)(d) — 0.1%
Energean Israel Finance Ltd.
4.50%, 03/30/24		104	102,788
4.88%, 03/30/26		811	787,900
Leviathan Bond Ltd., 5.75%, 06/30/23		1,188	1,200,198

			2,090,886

Italy(b) — 0.3%
Forno d’Asolo SpA, (3 mo. Euribor + 5.50%), 5.50%, 04/30/27(c)	EUR	3,040	3,093,959
Marcolin SpA, 6.13%, 11/15/26		928	999,190
Shiba Bidco SpA, 4.50%, 10/31/28		1,882	1,998,683

			6,091,832

Japan — 0.0%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/50	USD	272	237,942

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Jersey — 0.0%
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 09/30/40(d)	USD	215	$194,210
Wheel Bidco Ltd., 6.75%, 07/15/26(b)	GBP	360	443,442

			637,652

Kuwait — 0.1%
NBK Tier 1 Ltd., 3.63%(b)(c)(j)	USD	1,400	1,308,125

Luxembourg — 0.6%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)		295	298,282
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(b)		200	187,000
FEL Energy VI Sarl, 5.75%, 12/01/40(d)		863	773,216
Garfunkelux Holdco 3 SA(b)
6.75%, 11/01/25	EUR	2,286	2,516,900
7.75%, 11/01/25	GBP	3,885	5,065,252
Gol Finance SA, 8.00%, 06/30/26(b)	USD	623	557,149
Herens Midco Sarl, 5.25%, 05/15/29(b)	EUR	1,006	950,183
Kenbourne Invest SA, 4.70%, 01/22/28(b)	USD	540	472,500
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		1,003	912,730
Millicom International Cellular SA(b)
5.13%, 01/15/28		180	177,804
4.50%, 04/27/31		200	185,826
Picard Bondco SA, 5.38%, 07/01/27(b)	EUR	750	825,300
Sani/Ikos Financial Holdings 1 Sarl, 5.63%, 12/15/26(b)		718	776,416

			13,698,558

Macau — 0.2%
Champion Path Holdings Ltd., 4.85%, 01/27/28(d)	USD	390	310,367
MGM China Holdings Ltd., 5.88%, 05/15/26(d)		1,150	1,051,028
Studio City Finance Ltd., 5.00%, 01/15/29(b)		997	764,761
Wynn Macau Ltd., 5.50%, 01/15/26(d)		1,500	1,342,500

			3,468,656

Mauritius — 0.3%
Azure Power Energy Ltd., 3.58%, 08/19/26(b)		566	533,165
CA Magnum Holdings, 5.38%, 10/31/26(d)		1,000	975,000
HTA Group Ltd., 7.00%, 12/18/25(b)		1,521	1,502,938
India Cleantech Energy, 4.70%, 08/10/26(b)		661	614,736
India Green Energy Holdings, 5.38%, 04/29/24(b)		1,069	1,077,124
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(c)(d)(j)		750	745,688
UPL Corp. Ltd., (5 year CMT + 3.87%), 5.25%(c)(d)(j)		700	646,975

			6,095,626

Mexico — 0.9%
Alpek SAB de CV, 3.25%, 02/25/31(b)		1,069	964,772
Axtel SAB de CV, 6.38%, 11/14/24(b)		904	922,814
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		974	952,085
Cemex SAB de CV, 5.45%, 11/19/29(d)		349	354,671
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		853	908,530
Cydsa SAB de CV, 6.25%, 10/04/27(b)		420	401,100
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(b)(c)(j)		853	863,663
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		853	837,166
Mexico City Airport Trust 4.25%, 10/31/26(b)		200	197,500
5.50%, 07/31/47(d)		894	790,073
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		2,550	1,903,416
Petroleos Mexicanos 6.50%, 03/13/27		1,436	1,452,873
5.95%, 01/28/31		1,980	1,825,461

Security		Par (000)	Value

Mexico (continued)
Petroleos Mexicanos (continued) 6.70%, 02/16/32	USD	1,907	$1,811,650
6.38%, 01/23/45		1,214	964,875
6.75%, 09/21/47		2,167	1,739,993
7.69%, 01/23/50		1,818	1,581,660
Trust Fibra Uno, 5.25%, 01/30/26(b)		722	741,990

			19,214,292

MultiNational — 0.0%
Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/24(d)		390	280,386
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)		200	180,310
			460,696

Netherlands — 0.3%
Equate Petrochemical BV(b) 4.25%, 11/03/26		200	202,475
2.63%, 04/28/28		605	558,869
Metinvest BV(d) 8.50%, 04/23/26		976	424,560
7.65%, 10/01/27		995	432,825
Titan Holdings II BV, 5.13%, 07/15/29(b)	EUR	566	575,420
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	2,830	2,818,340
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		1,837	1,818,630

			6,831,119

Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		460	461,725

Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(b)		1,063	1,049,247

Panama(b) — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61		1,188	1,083,159
Banco Nacional de Panama, 2.50%, 08/11/30		200	175,690

			1,258,849

Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%, 07/21/28(b)		516	457,563

Peru — 0.1%
Inkia Energy Ltd., 5.88%, 11/09/27(d)		1,840	1,770,195
InRetail Consumer, 3.25%, 03/22/28(b)		200	187,350
Kallpa Generacion SA, 4.88%, 05/24/26(d)		200	204,100
Nexa Resources SA, 5.38%, 05/04/27(b)		853	865,795

			3,027,440

Qatar — 0.0%
Qatar Energy, 3.30%, 07/12/51(b)		200	184,000

Saudi Arabia — 0.1%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		2,506	2,368,170

Singapore — 0.2%
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		1,239	1,182,987
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(d)		1,000	990,000
Puma International Financing SA 5.13%, 10/06/24(b)		853	810,350

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Singapore (continued)
Puma International Financing SA (continued)
5.00%, 01/24/26(d)	USD	1,047	$987,321
TML Holdings Pte. Ltd., 4.35%, 06/09/26(d)		700	659,750

			4,630,408

South Africa — 0.1%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		200	203,600
Sasol Financing USA LLC, 6.50%, 09/27/28		1,746	1,772,190

			1,975,790

Ukraine — 0.0%
NPC Ukrenergo, 6.88%, 11/09/26(b)		747	280,125

United Arab Emirates(d) — 0.2%
DP World Salaam, (5 year CMT + 5.75%), 6.00%(c)(j)		1,260	1,303,706
MAF Sukuk Ltd., 4.64%, 05/14/29		2,180	2,259,434

			3,563,140

United Kingdom — 0.7%
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		1,112	1,064,887
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(b)	GBP	2,355	2,932,466
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)	EUR	3,137	3,149,302
Constellation Automotive Financing PLC, 4.88%, 07/15/27(b)	GBP	317	379,990
Deuce Finco PLC, 5.50%, 06/15/27(b)		1,978	2,481,575
Fresnillo PLC, 4.25%, 10/02/50(b)	USD	200	175,662
Inspired Entertainment Financing PLC, 7.88%, 06/01/26(b)	GBP	675	895,581
Kane Bidco Ltd.(b)
5.00%, 02/15/27	EUR	615	664,564
6.50%, 02/15/27	GBP	699	893,118
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	1,175	1,113,312
Royalty Pharma PLC, 3.55%, 09/02/50		235	195,210
Vedanta Resources Finance II PLC
8.00%, 04/23/23(d)		300	287,340
8.95%, 03/11/25(b)		1,023	992,310
Vedanta Resources Ltd., 6.38%, 07/30/22(d)		700	680,006
Vodafone Group PLC, 4.25%, 09/17/50		205	204,319

			16,109,642

United States — 7.5%
AbbVie, Inc., 4.25%, 11/21/49		164	170,186
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		153	151,047
Affinity Gaming, 6.88%, 12/15/27(b)		1,000	972,500
Allegiant Travel Co., 8.50%, 02/05/24(b)		5,000	5,225,000
Amazon.com, Inc.
2.50%, 06/03/50		249	207,880
3.10%, 05/12/51		502	471,123
American Tower Corp.
3.10%, 06/15/50		301	243,224
2.95%, 01/15/51		252	198,023
AMN Healthcare, Inc., 4.00%, 04/15/29(b)		141	130,608
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50		361	385,708
Anthem, Inc., 3.13%, 05/15/50		289	254,499
Apple, Inc., 2.65%, 02/08/51		244	210,470
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b) .		606	549,945

Security		Par (000)	Value

United States (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(b)	USD	242	$213,403
AT&T, Inc., 3.30%, 02/01/52		247	211,727
Avaya, Inc., 6.13%, 09/15/28(b)		65	64,101
Azul Investments LLP
5.88%, 10/26/24(d)(m)		1,014	888,074
7.25%, 06/15/26(b)		722	603,772
Bank of America Corp.(c)
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51		316	327,006
Series N, (SOFR + 1.65%), 3.48%, 03/13/52		277	261,208
Bausch Health Cos., Inc., 9.00%, 12/15/25(b)(g)		97	100,499
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)		250	261,403
Boyd Gaming Corp.
4.75%, 12/01/27		1,803	1,793,985
4.75%, 06/15/31(b)		1,831	1,764,626
Broadcom, Inc., 3.75%, 02/15/51(b)		517	462,942
Buckeye Partners LP, 4.50%, 03/01/28(b)		475	455,031
Caesars Entertainment, Inc., 6.25%, 07/01/25(b)		1,265	1,306,037
California Resources Corp., 7.13%, 02/01/26(b)		2,293	2,384,193
Calpine Corp., 4.50%, 02/15/28(b)		2,024	1,974,372
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(b)		140	114,100
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(b)		1,322	1,322,000
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		591	596,910
Centene Corp.
2.45%, 07/15/28		1,524	1,392,479
2.63%, 08/01/31		1,017	905,130
Centennial Resource Production LLC, 5.38%, 01/15/26(b)		94	91,180
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41		234	194,485
3.70%, 04/01/51		297	244,757
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		864	884,809
5.88%, 02/01/29		158	163,135
Cinemark Holdings, Inc., 4.50%, 08/15/25(h)		4,035	5,936,494
Citgo Holding, Inc., 9.25%, 08/01/24(b)		1,275	1,287,750
Citigroup, Inc., (SOFR + 4.55%), 5.32%, 03/26/41(c)		221	258,686
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26		151	160,968
5.88%, 07/01/29		125	128,869
Commercial Metals Co., 4.38%, 03/15/32		724	672,415
Covanta Holding Corp., 4.88%, 12/01/29(b)		320	305,504
Crown Castle International Corp., 3.25%, 01/15/51		198	165,832
CSC Holdings LLC(b)
5.38%, 02/01/28		768	745,390
7.50%, 04/01/28		1,342	1,318,515
CVS Health Corp., 5.05%, 03/25/48		152	172,139
Dana, Inc., 4.25%, 09/01/30		174	159,245
Dave & Buster’s, Inc., 7.63%, 11/01/25(b)		154	162,031
DaVita, Inc.(b)
4.63%, 06/01/30		2,394	2,235,517
3.75%, 02/15/31		1,412	1,235,500
Dell International LLC/EMC Corp., 8.35%, 07/15/46		37	54,071
Equinix, Inc., 2.95%, 09/15/51		257	204,761
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		2,464	2,521,411
Ford Motor Co., 3.25%, 02/12/32		636	568,031

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Forestar Group, Inc.(b)
3.85%, 05/15/26	USD	317	$295,603
5.00%, 03/01/28		5,535	5,189,062
Freed Co. Ltd., 10.00%, 12/02/23(a)		5,965	5,808,717
Freedom Mortgage Corp.(b)
8.13%, 11/15/24		807	803,974
8.25%, 04/15/25		1,973	1,967,042
Fresh Market, Inc., 9.75%, 05/01/23(b)		3,000	2,942,475
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		828	822,452
6.75%, 05/01/29		171	164,160
Full House Resorts, Inc., 8.25%, 02/15/28(b)		230	235,175
General Motors Co., 5.95%, 04/01/49		319	354,503
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27		286	294,210
Gilead Sciences, Inc., 2.80%, 10/01/50		250	204,581
Greenland Global Investment Ltd.(d)
6.13%, 04/22/23		240	168,000
6.75%, 09/26/23		200	138,000
HCA, Inc.
5.38%, 02/01/25		881	916,680
3.50%, 09/01/30		814	786,376
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
5.00%, 06/01/29		918	876,043
4.88%, 07/01/31		1,417	1,316,464
Homes By West Bay LLC, 9.50%, 04/30/27(a)		5,256	5,164,020
Howard Hughes Corp.(b)
4.13%, 02/01/29		1,002	940,137
4.38%, 02/01/31		1,102	1,035,880
Howmet Aerospace, Inc., 6.88%, 05/01/25		115	124,878
International Business Machines Corp., 4.25%, 05/15/49		194	206,605
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)		842	887,678
JPMorgan Chase & Co., (SOFR + 2.44%), 3.11%, 04/22/51(c)		292	258,602
Kroger Co., 3.95%, 01/15/50		254	256,948
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		77	73,920
Level 3 Financing, Inc.(b)
4.63%, 09/15/27		557	524,321
3.63%, 01/15/29		1,030	901,250
Lightning eMotors, Inc., 7.50%, 05/15/24(b)(h)		945	816,394
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		90	86,738
Lowe’s Cos., Inc., 3.00%, 10/15/50		296	251,822
LYB International Finance III LLC, 3.63%, 04/01/51		188	170,100
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28		1,374	1,322,475
4.50%, 06/15/29(b)		942	887,835
MCM Trust, 1.00%, 01/01/59(a)		5,744	5,744,148
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.63%, 06/15/25(b)		4,086	4,116,645
5.75%, 02/01/27		152	160,550
MGM Resorts International
4.63%, 09/01/26		1,806	1,778,910
5.50%, 04/15/27		1,770	1,787,700
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		764	704,301
Morgan Stanley, (SOFR + 1.43%), 2.80%, 01/25/52(c)		384	319,476

Security		Par (000)	Value

United States (continued)
Motorola Solutions, Inc.
2.75%, 05/24/31	USD	700	$633,347
5.50%, 09/01/44		185	203,424
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(b)		3,316	3,067,300
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		242	246,259
5.50%, 08/15/28		1,311	1,260,264
5.13%, 12/15/30		285	263,625
New Home Co., Inc., 7.25%, 10/15/25(b)		618	597,495
NRG Energy, Inc., 3.38%, 02/15/29(b)		1,477	1,312,920
Oracle Corp., 3.95%, 03/25/51		749	654,787
Pacific Gas and Electric Co., 4.50%, 07/01/40		43	38,693
Paramount Global, 4.95%, 05/19/50		189	197,533
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 4.88%, 05/15/29(b)		1,126	1,055,569
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(b)		1,275	1,268,173
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		5,448	6,026,850
PG&E Corp., 5.00%, 07/01/28		65	62,829
Pitney Bowes, Inc.(b)
6.88%, 03/15/27		525	496,555
7.25%, 03/15/29		445	419,755
Playtika Holding Corp., 4.25%, 03/15/29(b)		575	530,437
Rattler Midstream LP, 5.63%, 07/15/25(b)		283	287,245
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		173	185,824
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(b)
3.63%, 03/01/29		565	516,325
3.88%, 03/01/31		1,282	1,160,210
Sasol Financing USA LLC
4.38%, 09/18/26		604	579,840
5.50%, 03/18/31		1,590	1,482,675
Scientific Games International, Inc., 5.00%, 10/15/25(b)		689	706,225
Service Properties Trust
4.50%, 06/15/23		1,335	1,319,714
5.50%, 12/15/27		226	217,977
Sirius XM Radio, Inc., 5.50%, 07/01/29(b)		2,321	2,355,815
SRS Distribution, Inc., 4.63%, 07/01/28(b)		182	173,848
Steel Dynamics, Inc., 3.25%, 10/15/50		238	203,379
Stem, Inc., 0.50%, 12/01/28(b)(h)		200	148,340
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29		1,715	1,617,991
4.50%, 04/30/30(b)		737	678,987
Talen Energy Supply LLC, 7.25%, 05/15/27(b)		2,455	2,294,369
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		2,783	2,880,739
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 04/15/26		1,063	1,096,272
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		2,249	2,338,960
Tenet Healthcare Corp.(b)
4.25%, 06/01/29		4,566	4,377,652
4.38%, 01/15/30		963	924,413
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 5.51%, 09/30/24(b)(c)		3,800	3,738,288
T-Mobile USA, Inc.
4.50%, 04/15/50		251	253,926
3.30%, 02/15/51		241	202,784

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Travel + Leisure Co., 4.63%, 03/01/30(b)	USD	467	$434,310
United Wholesale Mortgage LLC(b) 5.50%, 11/15/25		2,517	2,441,490
5.75%, 06/15/27		1,429	1,326,048
UnitedHealth Group, Inc. 2.90%, 05/15/50		290	257,050
3.13%, 05/15/60		230	204,536
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)		559	534,544
Verizon Communications, Inc. 2.88%, 11/20/50		302	252,328
3.55%, 03/22/51		351	329,834
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/26(b)		1,200	1,194,960
Vistra Operations Co. LLC, 5.00%, 07/31/27(b)		3,221	3,168,852
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b) 5.50%, 03/01/25		1,776	1,776,036
5.25%, 05/15/27		1,363	1,318,702
XHR LP(b) 6.38%, 08/15/25		861	887,325
4.88%, 06/01/29		170	165,143

			160,618,327

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		1,500	1,342,313

Total Corporate Bonds — 15.6% (Cost: $371,661,190)			334,254,331

Floating Rate Loan Interests(c)

Australia — 0.0%
Oafit A Note Upsize, (1 mo. LIBOR + 5.50%), 8.00%, 01/21/24(a)	AUD	810	606,123

Belgium — 0.2%
Apollo Finco, 2021 EUR Term Loan B, (EURIBOR + 4.87%), 4.88%, 10/31/28	EUR	3,566	3,772,298

Canada — 0.1%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (SOFR + 6.00%, 1.00% Floor), 7.00%, 12/22/26	USD	520	515,707
Raptor Acquisition Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.93%, 11/01/26		798	790,574

			1,306,281

Cayman Islands — 0.3%
Vita Global Finco Ltd., Term Loan B, (Euribor + 7.00%), 6.51%, 04/23/27(a)	EUR	5,046	5,561,394

Jersey — 0.2%
Vita Global FinCo Ltd., GBP Incremental Term Loan, (SONIA CMPD + 7.00%), 7.44%, 07/06/27(a)	GBP	3,028	3,962,427

Luxembourg — 0.5%
AEA International Holdings (Lux) SARL, Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 09/07/28(a)	USD	1,210	1,205,980
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 11/16/28(n)		533	526,541

Security		Par (000)	Value

Luxembourg (continued)
Luxembourg Life Fund(a)
2021 1st Lien Term Loan, (3 mo. LIBOR + 9.25%), 9.47%, 05/27/26	USD	3,398	$3,374,393
2021 Term Loan, (LIBOR + 9.25%), 10.26%, 04/01/23		2,896	2,888,760
Pronovias SL
EUR Term Loan B1, (Euribor + 4.50%), 4.50%, 10/02/24	EUR	1,473	1,128,711
EUR Term Loan B3, (EURIBOR + 4.50%), 4.50%, 10/02/24		3,720	2,849,532

			11,973,917

Netherlands — 0.2%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 07/21/26	USD	4,547	4,506,612

United Kingdom — 0.1%
Constellation Automotive Ltd., (SONIA CMPD + 7.50%), 8.04%, 07/30/29	GBP	750	971,690
GVC Holdings Ltd., 2021 USD Term Loan B4, (6 mo. LIBOR + 2.50%), 3.74%, 03/16/27(a)	USD	1,652	1,635,173

			2,606,863

United States — 9.1%
ACProducts Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%), 4.75%, 05/17/28		6,211	5,586,682
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 05/12/28		930	914,308
Altar Bidco, Inc., 2021 Term Loan, 02/01/29(n)		852	839,484
American Auto Auction Group LLC, 2021 Term Loan B, (SOFR+ 5.00%, 0.75% Floor), 5.08%, 12/30/27		2,992	2,942,769
American Rock Salt Co. LLC, 2021 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 06/09/28		940	928,670
AMF MF Portfolio, Term Loan, (Fixed + 6.69%), 6.69%, 11/01/28(a)		2,975	2,975,000
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%), 2.75%, 11/08/27		1,839	1,822,485
Avaya, Inc.
2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.65%, 12/15/27		257	254,701
2021 Term Loan B2, (1 mo. LIBOR + 4.00%), 4.40%, 12/15/27		170	167,875
City Brewing Co. LLC, Closing Date Term Loan, (3 mo. LIBOR + 3.50%), 4.25%, 04/05/28		2,435	2,216,093
CML Hyatt Lost Pines, Term Loan, (3 mo. LIBOR + 3.43%), 4.13%, 09/09/26(a)		5,000	4,975,000
CML La Quinta Resort, Term Loan, (1 mo. LIBOR + 3.00%), 3.39%, 12/09/26(a)		6,800	6,800,000
CML ST Regis Aspen, Term Loan, (3 mo. LIBOR + 2.90%, 1.00% Floor), 3.36%, 02/09/27(a)		4,526	4,459,841
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.81%, 05/14/28		179	175,178
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%), 4.76%, 05/17/28		1,257	1,235,176
ConnectWise LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 09/30/28		1,808	1,793,659
Cypher Bidco, (Euribor + 4.50%), 4.50%, 03/01/28(a)	EUR	1,828	1,913,286
Davis-Standard, LLC, Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 6.76%, 12/10/28(a)	USD	1,554	1,507,695

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 5.25%), 5.75%, 12/21/28	USD	984	$964,320
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27		3,582	3,574,385
DT Midstream, Inc., Term Loan B, (3 mo. LIBOR + 2.00%), 2.50%, 06/26/28		1,412	1,412,262
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.70%, 02/06/26		255	252,383
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28		3,634	3,648,296
Emerald Electronics Manufacturing Services, Term Loan, (SOFR + 6.25%, 1.00% Floor), 7.25%, 12/29/27(a)		1,182	1,146,540
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/24/28		1,444	1,429,280
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28		1,102	1,081,006
Galaxy Universal LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 11/12/26(a)		13,123	12,910,202
Gray Television, Inc., 2021 Term Loan D, (1 mo. LIBOR + 3.00%), 3.23%, 12/01/28		4,917	4,887,473
Green Plains Operating Co. LLC, Term Loan, (3 mo. LIBOR + 8.00%), 8.14%, 07/20/26(a)		7,098	7,098,000
Herschend Entertainment Co. LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 08/27/28		1,387	1,376,634
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 08/02/28		3,749	3,722,786
Hydrofarm Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 5.50%), 6.50%, 09/27/28(a)		1,931	1,834,602
IPS Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/01/28		634	617,734
ITT Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.25%, 07/10/28		1,323	1,302,685
J&J Ventures Gaming LLC, Term Loan, (1 mo. LIBOR + 4.00%), 4.75%, 04/26/28		3,418	3,379,961
Jack Ohio Finance LLC, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/04/28(a)		877	865,771
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 07/28/28		3,133	3,100,369
Jo-Ann Stores, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 07/07/28		3,781	3,281,379
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27		6,203	6,058,078
Leslie’s Poolmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 3.02%, 03/09/28		3,251	3,212,117
LogMeIn, Inc., Term Loan B, (1 mo. LIBOR + 4.75%), 5.22%, 08/31/27		867	850,244
LSF11 A5 Holdco LLC, Term Loan, (SOFR + 3.75%), 4.00%, 10/15/28		2,722	2,680,886
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/03/26		942	925,775
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 7.50%, 11/01/29		1,052	1,009,920
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 10/21/28		4,780	4,730,143
MI Windows & Doors LLC, 2022 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/18/27		539	532,208

Security		Par (000)	Value

United States (continued)
Michaels Cos., Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.26%, 04/15/28	USD	2,682	$2,510,024
MIP V Waste Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 12/08/28		1,513	1,494,087
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.65%, 01/24/30		141	140,295
Opendoor GP II LLC, Term Loan, (UNFND + 10.00%), 10.00%, 01/23/26(a)		4,442	4,442,174
OVG Business Services LLC, Initial Term Loan, (3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 10/13/28		5,247	5,050,237
Park River Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.25%), 4.00%, 12/28/27		2,205	2,153,855
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 03/11/28		5,568	5,477,604
Profrac Services LLC, 03/04/25(n)		2,679	2,625,420
Project Ruby Ultimate Parent Corp., 2021 Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 03/03/28		924	913,510
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%), 8.50%, 04/27/29		620	564,200
2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.50%, 04/27/28		1,132	1,104,002
Scientific Games Holdings LP, 2022 USD Term Loan B, 0.00%, 04/04/29		1,608	1,591,341
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		2,908	2,854,764
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 08/25/28		4,556	4,495,412
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 03/06/25		1,761	1,737,420
Shearer’s Foods, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/23/27		1,835	1,777,221
Signal Parent, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/03/28		4,764	4,231,051
Southwestern Energy Co., 2021 Term Loan, (SOFRTE + 2.50%), 3.30%, 06/22/27(a)		653	651,171
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		753	743,459
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/06/28		1,529	1,480,070
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 06/02/28		4,332	4,274,514
The Enterprise Development Authority, Term Loan B, (1 mo. LIBOR + 4.25%, 0.01% Floor), 5.00%, 02/28/28		4,424	4,379,396
Tory Burch LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 04/16/28		4,816	4,671,138
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 03/31/28		3,040	2,960,470
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 10/01/28		5,793	5,757,031
Ultimate Software Group, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 05/04/26		409	405,161
Vaco Holdings LLC, 2022 Term Loan, (SOFR + 5.00%, 0.75% Floor), 5.75%, 01/21/29		1,163	1,153,397

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

United States (continued)
Valcour Packaging LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 4.25%, 10/04/28(a)	USD	639		$622,516
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/28/27		255		251,992
Western Digital Corp., 2018 Term Loan B4, 04/29/23(n)		—	(o)	1
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27		4,275		4,219,656
WIN Waste Innovations Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.76%, 03/24/28		1,059		1,049,104
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 10/04/28		220		218,736

				195,393,770

Total Floating Rate Loan Interests — 10.7% (Cost: $234,597,576)				229,689,685

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond, 2.50%, 07/09/41(p)		2,687		947,180

Austria — 0.1%
Republic of Austria Government Bond, 2.10%, September 20, 2117(b)(d)	EUR	1,408		1,880,521

Bahrain — 0.1%
Bahrain Government International Bond
6.75%, 09/20/29(d)	USD	1,244		1,310,710
7.38%, 05/14/30(d)		200		216,725
5.63%, 09/30/31(b)		321		311,731
5.45%, 09/16/32(d)		200		190,750

				2,029,916

Brazil — 0.4%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(k)	BRL	54,542		8,928,507
Brazilian Government International Bond
4.63%, 01/13/28	USD	251		252,145
3.88%, 06/12/30		326		300,491

				9,481,143

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31		283		264,393
4.34%, 03/07/42		1,194		1,226,238

				1,490,631

Colombia — 0.3%
Colombia Government International Bond
8.13%, 05/21/24		138		149,842
3.88%, 04/25/27		2,525		2,430,786
4.50%, 03/15/29		200		192,475
3.00%, 01/30/30		243		208,646
3.13%, 04/15/31		3,843		3,251,658

				6,233,407

Dominican Republic — 0.4%
Dominican Republic International Bond
5.95%, 01/25/27(d)		1,906		1,920,295
6.00%, 07/19/28(d)		498		506,186
5.50%, 02/22/29(b)		1,092		1,078,555

Security		Par (000)	Value

Dominican Republic (continued)
Dominican Republic International Bond (continued)
4.50%, 01/30/30(b)	USD	2,938	$2,698,002
4.88%, 09/23/32(b)		1,997	1,809,531
6.40%, 06/05/49(d)		1,152	1,076,976

			9,089,545

Egypt — 0.2%
Egypt Government International Bond
5.75%, 05/29/24(b)		833	825,711
5.25%, 10/06/25(b)		200	192,000
6.38%, 04/11/31(b)	EUR	857	809,403
8.50%, 01/31/47(b)	USD	1,506	1,280,100
7.90%, 02/21/48(d)		722	584,820
7.50%, 02/16/61(b)		1,355	1,073,838

			4,765,872

Guatemala — 0.1%
Guatemala Government Bond
5.38%, 04/24/32(b)		1,071	1,120,065
3.70%, 10/07/33(d)		869	802,359
4.65%, 10/07/41(b)		1,003	931,097

			2,853,521

Indonesia — 0.5%
Indonesia Government International Bond
3.50%, 01/11/28		711	730,019
4.10%, 04/24/28		1,260	1,337,805
4.75%, 02/11/29		200	221,022
3.40%, 09/18/29		1,573	1,608,687
Indonesia Treasury Bond
8.38%, 03/15/34	IDR 50,000,000		3,815,492
7.50%, 06/15/35		25,000,000	1,786,771

			9,499,796

Israel — 0.0%
State of Israel, 3.38%, 01/15/50	USD	200	189,537

Mexico — 0.6%
Mexican Bonos, Series M, 7.75%, 11/23/34	MXN	166,500	8,023,098
Mexico Government International Bond
4.15%, 03/28/27	USD	200	210,500
4.50%, 04/22/29		1,731	1,825,340
2.66%, 05/24/31		2,512	2,288,432
4.75%, 03/08/44		200	197,500
4.35%, 01/15/47		200	185,400

			12,730,270

Mongolia — 0.1%
Mongolia Government International Bond, 5.13%, 04/07/26(d)		1,200	1,182,132

Morocco — 0.1%
Morocco Government International Bond
3.00%, 12/15/32(b)		1,397	1,204,912
4.00%, 12/15/50(b)		989	789,964
4.00%, 12/15/50(d)		966	771,593

			2,766,469

Nigeria — 0.0%
Nigeria Government International Bond, 7.88%, 02/16/32(d)		818	767,897

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oman(d) — 0.2%
Oman Government International Bond
7.38%, 10/28/32	USD	210	$238,875
6.50%, 03/08/47		1,326	1,299,480
6.75%, 01/17/48		1,988	1,980,545
7.00%, 01/25/51		516	526,965

			4,045,865

Pakistan(d) — 0.1%
Pakistan Government International Bond
6.00%, 04/08/26		355	276,939
7.38%, 04/08/31		420	308,746
Pakistan Water & Power Development Authority,
7.50%, 06/04/31		730	472,756

			1,058,441

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA,
2.38%, 09/14/25(b)		200	192,750
Panama Government International Bond
9.38%, 04/01/29		698	946,139
3.16%, 01/23/30		1,280	1,251,040
6.70%, 01/26/36		867	1,071,450
4.50%, 05/15/47		200	199,225
4.50%, 04/16/50		1,451	1,439,029

			5,099,633

Paraguay — 0.2%
Paraguay Government International Bond
4.70%, 03/27/27(d)		941	979,111
4.95%, 04/28/31(b)		210	219,883
5.60%, 03/13/48(d)		771	790,901
5.40%, 03/30/50(b)		1,138	1,144,615

			3,134,510

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26		69	67,072
4.13%, 08/25/27		85	88,336
2.78%, 01/23/31		725	683,902
1.86%, 12/01/32		1,361	1,165,612
3.00%, 01/15/34		770	721,490
3.30%, 03/11/41		45	40,950

			2,767,362

Philippines — 0.0%
Philippine Government International Bond
2.95%, 05/05/45		200	173,772
4.20%, 03/29/47		200	208,500

			382,272

Qatar — 0.1%
Qatar Government International Bond
4.00%, 03/14/29(b)		565	603,137
4.40%, 04/16/50(d)		479	537,079

			1,140,216

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(b)		154	142,642
4.00%, 02/14/51(d)		80	70,000

			212,642

Security		Par (000)	Value

Russia — 0.0%
Russian Foreign Bond - Eurobond, 4.25%, 06/23/27(d)	USD	1,400	$322,000

Saudi Arabia — 0.2%
Saudi Government International Bond
3.63%, 03/04/28(d)		263	270,233
4.38%, 04/16/29(b)		659	711,720
4.50%, 04/17/30(d)		713	778,952
2.25%, 02/02/33(d)		2,578	2,365,315
3.25%, 11/17/51(d)		257	226,160

			4,352,380

South Africa — 0.3%
Republic of South Africa Government Bond, 8.50%, 01/31/37	ZAR	82,500	4,821,004
Republic of South Africa Government International Bond
5.65%, 09/27/47	USD	922	803,177
5.75%, 09/30/49		1,778	1,550,527

			7,174,708

Spain(b)(d) — 0.4%
Spain Government Bond
0.50%, 10/31/31	EUR	1,487	1,518,632
3.45%, 07/30/66		5,292	7,619,747

			9,138,379

Sri Lanka(d) — 0.1%
Sri Lanka Government International Bond
6.85%, 03/14/24	USD	900	441,099
7.85%, 03/14/29		900	425,349
7.55%, 03/28/30		335	158,324

			1,024,772

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/23(d)		750	375,000
8.99%, 02/01/24(d)		1,623	714,120
7.75%, 09/01/27(d)		179	75,180
7.25%, 03/15/33(b)		1,392	574,200

			1,738,500

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27		19	20,027
5.10%, 06/18/50		59	70,112
4.98%, 04/20/55		675	787,733

			877,872

Total Foreign Agency Obligations — 5.1% (Cost: $122,132,882)			108,377,389

		Shares

Investment Companies

United States — 0.2%
iShares China Large-Cap ETF(q)		9,792	313,050
iShares MSCI Brazil ETF(q)		23,271	879,877
iShares Russell 2000 ETF(q)		9,800	2,011,646

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
KraneShares CSI China Internet ETF		40,520	$1,155,225
VanEck Semiconductor ETF		2,681	723,307

Total Investment Companies — 0.2% (Cost: $6,465,015)			5,083,105

		Par (000)

Non-Agency Mortgage-Backed Securities

United States — 11.7%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(c)	USD	2,000	1,750,705
Ajax Mortgage Loan Trust(b)
Series 2021-G, Class A, 1.88%, 06/25/61(c)		5,864	5,552,479
Series 2021-G, Class B, 3.75%, 06/25/61(c)		705	670,468
Series 2021-G, Class C, 0.00%, 06/25/61		1,277	1,180,209
BAMLL Commercial Mortgage Securities Trust(b)(c) (1 mo. LIBOR US + 1.70%), 2.10%, 09/15/34		2,000	1,951,107
Series 2015-200P, Class F, 3.60%, 04/14/33		3,000	2,810,643
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 1.30%, 11/15/32		2,000	1,950,551
Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 5.88%, 02/10/51(b)(c)		1,474	1,473,798
BFLD Trust, (1 mo. LIBOR US + 3.70%), 4.10%, 10/15/35(b)(c)		4,000	3,935,128
BX Commercial Mortgage Trust(b)(c)
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.40%, 11/15/35		3,087	3,048,810
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 3.05%, 10/15/36		3,400	3,319,904
Series 2020-FOX, Class F, (1 mo. LIBOR US + 4.25%), 4.65%, 11/15/32		3,317	3,289,732
Series 2020-VIVA, Class D, 3.55%, 03/11/44		2,006	1,798,656
Series 2020-VKNG, Class G, (1 mo. LIBOR US + 3.25%), 3.65%, 10/15/37		1,892	1,837,131
Series 2021-VINO, Class G, (1 mo. LIBOR US + 3.95%), 4.35%, 05/15/38		450	435,355
BX Trust(b)(c)
Series 2021-ARIA, Class G, (1 mo. LIBOR US + 3.14%), 3.54%, 10/15/36		2,350	2,261,737
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.40%, 02/15/36		1,320	1,254,612
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.40%, 02/15/36		1,030	991,311
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.40%, 01/15/34		750	736,659
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 4.30%, 01/15/34		1,780	1,741,830
Series 2021-SDMF, Class J, (1 mo. LIBOR US + 4.03%), 4.43%, 09/15/34		2,410	2,329,969
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 4.00%, 06/15/23		2,455	2,368,400
CFCRE Commercial Mortgage Trust(b)
Series 2018-TAN, Class C, 5.29%, 02/15/33		1,500	1,503,751
Series 2018-TAN, Class E, 6.45%, 02/15/33(c)		1,100	1,098,380
CFMT LLC, Series 2020-HB4, Class M4, 4.95%, 12/26/30(b)(c)		4,020	3,897,089
Citigroup Commercial Mortgage Trust(c)
Series 2015-GC27, Class C, 4.42%, 02/10/48		1,000	971,436

		Par (000)

United States (continued)
Citigroup Commercial Mortgage Trust(c) (continued)
Series 2016-C1, Class C, 4.94%, 05/10/49	USD	1,735	$1,748,678
Series 2019-PRM, Class E, 4.73%, 05/10/36(b)		2,000	1,960,789
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.89%, 11/15/37(b)(c)		3,932	3,899,416
COMM Mortgage Trust(c)
Series 2015-CR25, Class C, 4.53%, 08/10/48		2,000	1,957,250
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(b)		1,900	1,735,616
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 3.05%, 05/15/36(b)(c)		4,400	4,300,433
Credit Suisse Mortgage Capital Certificates Trust(b)(c) (1 mo. LIBOR US + 3.50%), 3.90%, 11/15/38		2,500	2,500,000
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 5.26%, 10/15/37		1,000	1,001,202
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.55%, 10/15/37		1,700	1,707,908
Series 2020-NET, Class D, 3.71%, 08/15/37		1,275	1,214,213
Series 2021-980M, Class E, 3.54%, 07/15/31		2,410	2,119,335
CSAIL Commercial Mortgage Trust, Series 2018- CX12, Class C, 4.74%, 08/15/51(c)		2,300	2,302,804
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(b)(c)		1,550	1,476,247
ELP Commercial Mortgage Trust, Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 4.01%, 11/15/38(b)(c)		2,400	2,346,018
Freddie Mac(b)(c)
Series 2020-DNA5, Class B1, (30 day SOFR + 4.80%), 4.90%, 10/25/50		2,500	2,537,531
Series 2020-DNA6, Class B2, (30 day SOFR + 5.65%), 5.75%, 12/25/50		2,000	1,888,757
Series 2021-DNA1, Class B2, (30 day SOFR + 4.75%), 4.85%, 01/25/51		4,560	3,966,436
Series 2021-DNA2, Class B2, (30 day SOFR + 6.00%), 6.10%, 08/25/33		4,560	4,334,875
Series 2021-DNA5, Class B2, (30 day SOFR + 5.50%), 5.60%, 01/25/34		4,000	3,664,590
Series 2021-DNA7, Class B2, (30 day SOFR + 7.80%), 7.90%, 11/25/41		3,115	2,906,081
Series 2021-HQA1, Class B2, (30 day SOFR + 5.00%), 5.10%, 08/25/33		4,342	3,858,421
Series 2021-HQA2, Class B2, (30 day SOFR + 5.45%), 5.55%, 12/25/33		2,400	2,159,729
Series 2021-HQA3, Class B2, (30 day SOFR + 6.25%), 6.35%, 09/25/41		1,167	1,025,111
Freddie Mac STACR REMIC Trust, Series 2022- DNA1, Class B2, (30 day SOFR + 7.10%), 7.20%, 01/25/42(b)(c)		2,695	2,378,471
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30 day SOFR + 4.00%), 4.10%, 11/25/50(b)(c)		3,650	3,558,685
Grace Trust, Series 2020-GRCE, Class F, 2.68%, 12/10/40(b)(c)		2,000	1,570,223
GS Mortgage Securities Corp. Trust, Series 2020- TWN3, Class D, (1 mo. LIBOR US + 3.70%), 4.10%, 11/15/37(b)(c)		2,500	2,495,979
GS Mortgage Securities Corportation Trust, (1 mo. LIBOR US + 3.55%), 3.95%, 10/15/36(b)(c)		1,540	1,497,281

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
GSCG Trust, Series 2019-600C, Class F,
3.99%, 09/06/34(b)(c)	USD	2,000	$1,850,184
HONO Mortgage Trust(b)(c)
Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 3.75%, 10/15/36		1,080	1,059,691
Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 4.80%, 10/15/36		1,305	1,279,508
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(b)(c)		3,603	3,423,620
InTown Hotel Portfolio Trust, Series 2018-STAY,
Class E, (1 mo. LIBOR US + 3.50%), 3.90%, 01/15/33(b)(c)		1,790	1,781,986
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.40%, 07/15/36(b)(c)		2,320	2,247,676
JP Morgan Mortgage Trust(b)(c)
Series 2021-1, Class A3X, 0.50%, 06/25/51		55,295	1,404,957
Series 2021-1, Class AX1, 0.14%, 06/25/51		224,388	1,292,520
Series 2021-1, Class AX4, 0.40%, 06/25/51		14,329	281,621
Series 2021-1, Class B4, 3.04%, 06/25/51		839	686,404
Series 2021-1, Class B5, 3.04%, 06/25/51		1,007	759,398
Series 2021-1, Class B6, 2.98%, 06/25/51		1,536	560,589
Series 2021-4, Class B4, 2.90%, 08/25/51		1,252	1,018,772
Series 2021-4, Class B5, 2.90%, 08/25/51		939	702,500
Series 2021-4, Class B6, 2.90%, 08/25/51		2,229	770,121
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. LIBOR US + 0.60%), 1.06%, 06/25/37(b)(c)		2,735	2,355,145
MCM Trust, 3.00%, 08/25/28(a)		2,382	1,578,809
MED Trust, (1 mo. LIBOR US + 5.25%), 5.65%, 11/15/38(b)(c)		7,203	7,033,025
Mello Warehouse Securitization Trust(b)(c)
Series 2020-2, Class F, (1 mo. LIBOR US + 3.25%), 3.71%, 11/25/53		2,280	1,358,427
Series 2020-2, Class G, (1 mo. LIBOR US + 4.75%), 5.21%, 11/25/53		822	1,363,192
Series 2021-1, Class G, (1 mo. LIBOR US + 4.38%), 4.83%, 02/25/55		4,560	4,539,932
Morgan Stanley Capital I Trust(c)
Series 2017-H1, Class C, 4.28%, 06/15/50		5,000	4,798,260
Series 2018-H4, Class C, 5.07%, 12/15/51		1,150	1,133,821
MSCG Trust, Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 3.45%, 10/15/37(b)(c)		3,000	2,933,273
New Residential Mortgage Loan Trust(b)(c)
3.53%, 07/25/55		1,370	1,323,390
4.33%, 07/25/55		1,022	986,724
Series 2019-RPL2, Class B3, 3.98%, 02/25/59		9,329	9,192,362
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 3.15%, 01/15/36(b)(c)		630	620,539
Provident Funding Mortgage Warehouse
Securitization Trust, (1 mo. LIBOR US + 5.50%), 5.69%, 02/25/55(b)(c)		2,025	1,996,296
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(b)(c)		400	389,693
Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 7.68%, 05/25/60(b)(c)		7,660	5,396,710
Seasoned Loans Structured Transaction Trust(b)(c) Series 2020-2, Class M1, 4.75%, 09/25/60		10,000	9,722,540

Security		Par (000)	Value

United States (continued)
Seasoned Loans Structured Transaction Trust(b)(c) (continued)
Series 2020-3, Class M1, 4.75%, 04/26/60	USD	8,000	$7,780,938
SREIT Trust(b)(c)
Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 4.31%, 11/15/36		2,500	2,445,195
Series 2021-PALM, Class G, (1 mo. LIBOR US + 3.62%), 4.01%, 10/15/34		1,220	1,214,181
STAR Trust, 3.52%, 05/25/65(b)(c)		3,758	3,611,010
Starwood Mortgage Residential Trust(b)
Series 2020-INV, Class B1, 3.26%, 11/25/55		2,540	2,480,954
Series 2020-INV, Class B2, 4.26%, 11/25/55		1,225	1,193,010
TPGI Trust, Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 4.25%, 06/15/26(b)(c)		2,435	2,362,994
TVC DSCR, 0.00%, 02/01/51(a)		6,614	6,911,355
UBS Commercial Mortgage Trust, Series 2018-C11, Class C, 4.91%, 06/15/51(c)		671	645,242
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.05%, 08/10/49(b)(c)		2,400	2,399,318
Verus Securitization Trust(b)(c) 3.25%, 02/25/64		2,735	2,656,865
Series 2020-5, Class B1, 3.71%, 05/25/65		2,400	2,292,939
Series 2020-5, Class B2, 4.71%, 05/25/65		1,400	1,338,214
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-OA6, Class 1A, (12 mo. MTA + 0.81%), 0.95%, 07/25/47(c)		1,322	1,169,154
Wells Fargo Commercial Mortgage Trust(c)
Series 2019-C50, Class XA, 1.41%, 05/15/52		24,360	1,821,971
Series 2021-FCMT, Class D, (1 mo. LIBOR US + 3.50%), 3.90%, 05/15/31(b)		750	736,856
Western Alliance Bank, 5.65%, 12/30/24(b)		12,230	12,228,907

Total Non-Agency Mortgage-Backed Securities — 11.7% (Cost: $255,134,602)			251,402,717

		Benefical Interest (000)

Other Interests

Canada — 0.3%
Sprott Private Resource Streaming and Royalty LP(a)(r)	USD	4,640	6,204,144

Total Other Interests — 0.3% (Cost: $4,681,796)			6,204,144

		Par (000)

Preferred Securities

Capital Trusts — 0.2%(c)

Colombia — 0.0%
Banco Davivienda SA, 6.65%(b)(j)	USD	608	557,004

Mexico — 0.1%
Banco Mercantil del Norte SA, 6.75%(b)(j)		1,477	1,438,967
BBVA Bancomer SA, 5.13%, 01/18/33(d)		200	188,400

			1,627,367

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States — 0.1%
Vistra Corp., 7.00%(b)(j)	USD	800	$779,000

			2,963,371

		Shares

Preferred Stocks — 2.7%

Germany — 0.3%
Porsche Automobil Holding SE, Preference Shares		10,873	1,045,917
Volkswagen AG, Preference Shares		4,937	848,430
Volocopter GMBH, (Acquired 03/03/21, Cost: $4,145,649)(a)(f)		780	4,554,020

			6,448,367

United Kingdom — 0.1%
10x Future Technologies Holdings Ltd., (Acquired 05/13/21, Cost: $4,334,124)(a)(f)		114,500	2,561,531

United States(a) — 2.3%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $3,044,600)(f)		5,637	2,865,118
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $4,444,110)(f)		40,558	6,534,201
Caresyntax, Inc.		7,084	800,138
Cruise, Series G, (Acquired 03/25/21, Cost:
$1,886,159)(f)		71,581	1,730,113
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(f)		13,490	2,389,349
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,130,236)(f)		350,490	2,025,832
Dream Finders Homes, Inc.		10,172	10,082,995
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $1,482,935)(f)		253,147	1,273,329
Jumpcloud, Inc., Series E-1, (Acquired 10/30/20, Cost: $2,052,443)(f)		1,125,428	6,482,465
JumpCloud, Inc., (Acquired 09/03/21, Cost: $443,302)(f)		74,023	426,373
Lessen Inc., Series B		163,025	4,665,776
MNTN Digital, Inc., (Acquired 11/05/21, Cost: $1,353,207)(f)		58,924	1,154,910
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518)(f)		81,588	493,607
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(f)		196,272	1,491,667
PsiQuantum Corp., Series C, (Acquired 05/21/21, Cost: $945,402)(f)		36,048	928,957
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $814,688)(f)		35,677	743,509
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(f)		13,158	1,326,326
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(f)		45,203	617,925

Security		Shares	Value

United States (continued)
Ursa Major Technologies, Inc., (Acquired 09/13/21, Cost: $1,732,297)(f)		290,420	$1,405,633
Verge Genomics, (Acquired 11/05/21, Cost: $1,626,608)(f)		305,363	1,560,405

			48,998,628

			58,008,526

Total Preferred Securities — 2.9% (Cost: $58,632,658)			60,971,897

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.1%
Chile Government International Bond, 4.00%, 01/31/52	USD	290	285,795
Dominican Republic International Bond, 6.00%, 02/22/33(b)		465	452,590
Romanian Government International Bond, 3.63%, 03/27/32(b)		1,658	1,568,883

			2,307,268

Collateralized Mortgage Obligations — 0.1%
Freddie Mac STACR REMIC Trust, Series 2020-
DNA6, Class B1, (30 day SOFR + 3.00%), 3.10%, 12/25/50(b)(c)		2,000	1,869,906

Mortgage-Backed Securities — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates, 1.36%, 12/25/29		18,250	1,430,101

Total U.S. Government Sponsored Agency Securities — 0.3% (Cost: $5,846,626)			5,607,275

U.S. Treasury Obligations
U.S. Treasury Bonds
1.75%, 08/15/41		4,453	3,859,412
2.38%, 02/15/42		2,816	2,716,120
2.00%, 08/15/51		6,354	5,732,229
1.88%, 11/15/51(s)		11,615	10,188,708
U.S. Treasury Notes, 1.38%, 11/15/31		6,232	5,718,319

Total U.S. Treasury Obligations — 1.3% (Cost: $30,433,296)			28,214,788

		Shares

Warrants

Cayman Islands — 0.0%
Highland Transcend Partners I Corp., (Expires: 12/31/27)		32,320	10,039
TPG Pace Beneficial Finance Corp., Class A, (Expires: 10/09/27)(e)		17,970	11,501

			21,540

Luxembourg — 0.0%
HomeToGo SE, (Expires: 12/31/25)(e)		6,283	3,475

United Kingdom — 0.0%
Genius Sports Ltd., (Expires: 12/31/28)(e)		42,127	44,233

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value
United States — 0.4%
Altus Power, Inc., (Expires: 12/31/27)(e)	18,421	$29,842
Cano Health, Inc., (Expires: 06/03/26)(e)	33,630	53,135
Climate Real Impact Solutions II Acquisition Corp., (Expires: 12/31/27)(e)	9,558	4,397
Crown Proptech Acquisitions Pvt Ltd., (Expires: 02/01/26)(a)	74,120	14,824
Embark Technology, Inc., (Expires: 12/31/27)(e)	34,926	39,117
EVgo, Inc., (Expires: 09/15/25)(e)	40,220	158,065
Gores Holdings VIII, Inc., (Expires: 12/31/27)(e)	13,238	17,342
Hippo Holdings, Inc., (Expires: 07/30/26)(e)	11,689	3,975
Innovid Corp., (Expires: 11/30/26)(e)	8,959	8,153
Kins Private Placement(a)	184,016	31,283
Latch, Inc., (Expires: 06/04/26)(e)	10,196	6,729
Offerpad Solutions, Inc., (Expires: 09/01/26)(e)	60,706	49,172
Pear Therapeutics, Inc., (Expires: 02/04/26)(e)	9,900	7,841
Proof Acquisition Corp., (Expires: 10/01/26)(a)	72,784	15,285
Rotor Acqusition Ltd., (Expires: 06/15/27)	25,291	22,762
Sarcos Technology and Robotics Corp., Class A, (Expires: 06/15/27)(e)	68,671	72,791
Science Strategic Acquisition Corp. Alpha, (Expires: 12/31/27)(e)	11,388	2,510
Sonder Secured Notes, (Expires: 01/19/27)(a)	8,400,000	7,875,000
Tishman Speyer Innovation Corp. II, Class A, (Expires: 12/31/27)(e)	42,507	16,153
TPB Acquisition Corp. I, Class A, (Expires: 02/19/23)(e)	25,681	11,300
Volta, Inc., (Expires: 08/26/26)(e)	41,430	39,358

		8,479,034

Total Warrants — 0.4% (Cost: $9,676,266)		8,548,282

Total Long-Term Investments — 106.1% (Cost: $2,267,055,300)		2,271,617,732

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(q)(t)	74,128,857	74,128,857

Total Short-Term Securities — 3.5% (Cost: $74,128,857)		74,128,857

Options Purchased — 0.4% (Cost: $13,463,875)		9,227,891

Total Investments Before Options Written — 110.0% (Cost: $2,354,648,032)		2,354,974,480

Options Written — (0.4)% (Premiums Received: $(7,921,038))		(8,833,877)

Total Investments, Net of Options Written — 109.6% (Cost: $2,346,726,994)		2,346,140,603

Liabilities in Excess of Other Assets — (9.6)%		(204,783,053)

Net Assets — 100.0%		$2,141,357,550

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $94,643,719, representing 4.4% of its net assets as of period end, and an original cost of $96,605,557.

(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Convertible security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)	Affiliate of the Trust.
(r)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Annualized 7-day yield as of period end.

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$37,246,671	$36,882,186	(a)	$—	$—	$—	$74,128,857	74,128,857	$9,102	$—
iShares China Large-Cap ETF	358,191	—		—	—	(45,141)	313,050	9,792	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	—	8,896,814		(9,089,007)	192,193	—	—	—	—	—
iShares MSCI Brazil ETF	653,217	—		—	—	226,660	879,877	23,271	—	—
iShares Russell 2000 ETF	2,180,010	—		—	—	(168,364)	2,011,646	9,800	3,917	—

					$192,193	$13,155	$77,333,430		$13,019	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas S.A.	(0.25	)%(b)	03/29/22	Open		$737,685	$737,675	Corporate Bonds	Open/Demand

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Exchange Traded Bitcoin Futures	4	04/29/22	$915	$69,658
FTSE 100 Index	3	06/17/22	293	15,023
FTSE/MIB Index	10	06/17/22	1,340	78,883
MSCI Emerging Markets Index	10	06/17/22	563	45,816
Russell 2000 E-Mini Index	17	06/17/22	1,756	109,532
10-Year U.S. Treasury Note	321	06/21/22	39,403	(1,175,131)
U.S. Long Bond	107	06/21/22	16,067	(478,662)
Ultra U.S. Treasury Bond	186	06/21/22	32,922	(127,053)
2-Year U.S. Treasury Note	1,044	06/30/22	221,116	(2,774,987)
5-Year U.S. Treasury Note	276	06/30/22	31,617	27,545

				(4,209,376)

Short Contracts
30-Year Euro Buxl Bond	61	06/08/22	12,565	1,095,835
Euro BTP	228	06/08/22	34,885	1,460,144
Euro Bund	19	06/08/22	3,335	(6,750)
Euro OAT	48	06/08/22	8,045	360,501
Euro Stoxx 50 Index	407	06/17/22	17,101	(673,608)
NASDAQ 100 E-Mini Index	143	06/17/22	42,525	(5,223,644)
S&P 500 E-Mini Index	369	06/17/22	83,592	(5,867,095)
10-Year U.S. Ultra Long Treasury Note	1,905	06/21/22	258,008	8,066,993
Long Gilt	96	06/28/22	15,288	112,144

				(675,480)

				$(4,884,856)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,050,327	EUR	40,548,325	Morgan Stanley & Co. International PLC	04/21/22	$1,171,703
USD	3,467,090	EUR	3,071,614	Bank of America N.A.	05/05/22	65,974
USD	5,520,773	EUR	4,851,293	Morgan Stanley & Co. International PLC	05/19/22	145,962
EUR	1,504,000	USD	1,663,548	Deutsche Bank AG	05/20/22	2,822
USD	2,557,031	EUR	2,242,871	State Street Bank and Trust Co.	05/20/22	72,022
BRL	11,028,453	USD	2,125,000	HSBC Bank USA N.A.	06/15/22	144,576
BRL	19,495,221	USD	3,768,135	UBS AG	06/15/22	243,840
EUR	69,347,995	USD	76,316,477	Morgan Stanley & Co. International PLC	06/15/22	606,939
USD	23,027,653	HKD	180,119,998	Morgan Stanley & Co. International PLC	06/15/22	10,517
USD	5,895,000	IDR	84,425,124,600	BNP Paribas SA	06/15/22	22,659
CAD	306,978	USD	245,490	HSBC Bank USA N.A.	06/16/22	17
CAD	1,121,493	USD	877,102	UBS AG	06/16/22	19,816
CHF	55,471	USD	59,667	UBS AG	06/16/22	546
DKK	1,858,264	USD	276,557	JPMorgan Chase Bank N.A.	06/16/22	546
EUR	11,199,780	USD	12,388,556	Barclays Bank PLC	06/16/22	35,287
EUR	678,007	USD	744,199	Deutsche Bank AG	06/16/22	7,910
EUR	737,220	USD	811,383	Deutsche Bank AG	06/16/22	6,410
EUR	8,045,156	USD	8,898,689	JPMorgan Chase Bank N.A.	06/16/22	25,750
EUR	1,013,329	USD	1,115,978	Morgan Stanley & Co. International PLC	06/16/22	8,101
EUR	25,701,365	USD	28,282,083	Morgan Stanley & Co. International PLC	06/16/22	228,274
EUR	44,728,821	USD	49,089,389	UBS AG	06/16/22	528,000
GBP	57,932	USD	75,640	Bank of America N.A.	06/16/22	440
GBP	1,064,831	USD	1,387,977	Morgan Stanley & Co. International PLC	06/16/22	10,434
JPY	57,076,228	USD	463,171	HSBC Bank USA N.A.	06/16/22	6,551
SEK	2,013,962	USD	209,984	Deutsche Bank AG	06/16/22	4,598
SEK	6,279,739	USD	648,089	HSBC Bank USA N.A.	06/16/22	21,000
SEK	6,185,491	USD	644,578	State Street Bank and Trust Co.	06/16/22	14,469
USD	525,478	EUR	472,395	Barclays Bank PLC	06/16/22	1,453
USD	228,708	GBP	173,299	Morgan Stanley & Co. International PLC	06/16/22	1,120
USD	692,997	GBP	525,666	Morgan Stanley & Co. International PLC	06/16/22	2,656
USD	216,729	GBP	164,306	State Street Bank and Trust Co.	06/16/22	950
USD	11,137,747	JPY	1,315,206,565	Deutsche Bank AG	06/16/22	313,937
USD	1,315,013	JPY	156,490,018	State Street Bank and Trust Co.	06/16/22	27,140

						3,752,419

EUR	1,469,415	USD	1,641,704	Bank of America N.A.	04/21/22	(15,365)
EUR	295,183	USD	337,339	HSBC Bank USA N.A.	05/05/22	(10,491)
USD	17,268,497	CAD	21,945,749	Morgan Stanley & Co. International PLC	06/15/22	(282,739)
USD	309,590,289	EUR	280,265,798	JPMorgan Chase Bank N.A.	06/15/22	(1,291,120)
USD	60,621,989	GBP	46,184,276	JPMorgan Chase Bank N.A.	06/15/22	(30,385)
USD	2,714,000	MXN	57,769,200	Morgan Stanley & Co. International PLC	06/15/22	(153,592)
USD	1,565,257	ZAR	23,843,556	HSBC Bank USA N.A.	06/15/22	(51,686)
USD	3,070,000	ZAR	46,765,310	HSBC Bank USA N.A.	06/15/22	(101,375)
USD	16,863	ZAR	257,505	State Street Bank and Trust Co.	06/15/22	(600)
EUR	713,031	USD	793,383	HSBC Bank USA N.A.	06/16/22	(2,422)
EUR	1,537,488	USD	1,721,914	Morgan Stanley & Co. International PLC	06/16/22	(16,388)
EUR	1,910,455	USD	2,123,631	UBS AG	06/16/22	(4,376)
HKD	7,360,838	USD	940,896	BNP Paribas SA	06/16/22	(249)
HKD	1,355,038	USD	173,302	HSBC Bank USA N.A.	06/16/22	(141)
HKD	2,053,391	USD	262,530	HSBC Bank USA N.A.	06/16/22	(125)
HKD	4,951,549	USD	633,330	HSBC Bank USA N.A.	06/16/22	(568)
HKD	8,594,026	USD	1,099,558	HSBC Bank USA N.A.	06/16/22	(1,320)
HKD	4,910,392	USD	627,911	UBS AG	06/16/22	(408)
HKD	8,242,439	USD	1,055,293	UBS AG	06/16/22	(1,985)
JPY	5,080,897	USD	43,154	HSBC Bank USA N.A.	06/16/22	(1,339)
SEK	4,699,195	USD	504,352	JPMorgan Chase Bank N.A.	06/16/22	(3,665)
SEK	6,243,293	USD	676,084	JPMorgan Chase Bank N.A.	06/16/22	(10,878)
USD	74,881	AUD	100,000	State Street Bank and Trust Co.	06/16/22	(41)
USD	6,509,073	AUD	9,037,396	State Street Bank and Trust Co.	06/16/22	(261,917)
USD	2,105,985	CHF	1,975,045	UBS AG	06/16/22	(37,906)
USD	12,278,340	CNH	78,961,000	Morgan Stanley & Co. International PLC	06/16/22	(95,193)
USD	1,109,355	DKK	7,516,677	Deutsche Bank AG	06/16/22	(11,527)

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	31,984	EUR	28,900	Bank of America N.A.	06/16/22	$(75)
USD	683,488	EUR	622,081	Deutsche Bank AG	06/16/22	(6,582)
USD	1,519,673	EUR	1,373,758	State Street Bank and Trust Co.	06/16/22	(4,228)
USD	4,345,388	EUR	3,925,225	State Street Bank and Trust Co.	06/16/22	(8,838)
USD	25,126,703	EUR	22,894,720	UBS AG	06/16/22	(270,260)
USD	282,538	GBP	216,436	Morgan Stanley & Co. International PLC	06/16/22	(1,701)
USD	489,336	GBP	374,419	State Street Bank and Trust Co.	06/16/22	(2,378)
USD	340,034	MXN	7,212,007	UBS AG	06/16/22	(17,897)
USD	268,994	NOK	2,425,408	Deutsche Bank AG	06/16/22	(6,368)
USD	11,074,814	SEK	106,517,990	HSBC Bank USA N.A.	06/16/22	(274,384)

						(2,980,512)

						$771,907

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Pandora A/S	34	04/13/22	DKK	760.00	DKK	2,202	$1,016
Alcoa Corp.	139	04/14/22	USD	65.00	USD	1,251	348,542
Amazon.com, Inc.	20	04/14/22	USD	3,000.00	USD	6,520	545,000
Amazon.com, Inc.	8	04/14/22	USD	3,400.00	USD	2,608	19,020
Apple, Inc.	70	04/14/22	USD	165.00	USD	1,222	75,600
Apple, Inc.	250	04/14/22	USD	185.00	USD	4,365	11,875
Autodesk, Inc.	48	04/14/22	USD	250.00	USD	1,029	648
Barclays PLC	704	04/14/22	GBP	2.10	GBP	1,044	4,624
BNP Paribas SA	196	04/14/22	EUR	68.00	EUR	1,018	217
BP PLC	741	04/14/22	USD	34.00	USD	2,179	3,335
Comcast Corp., Class A	457	04/14/22	USD	52.50	USD	2,140	1,371
Devon Energy Corp.	2,134	04/14/22	USD	60.00	USD	12,618	412,929
Diamondback Energy, Inc.	181	04/14/22	USD	135.00	USD	2,481	118,555
Facebook, Inc., Class A	38	04/14/22	USD	320.00	USD	845	114
General Motors Co.	893	04/14/22	USD	60.00	USD	3,906	1,340
Hilton Worldwide Holdings, Inc.	62	04/14/22	USD	150.00	USD	941	31,000
Home Depot, Inc.	33	04/14/22	USD	365.00	USD	988	231
InvesCo QQQ Trust	449	04/14/22	USD	360.00	USD	16,278	385,017
JPMorgan Chase & Co.	79	04/14/22	USD	155.00	USD	1,077	751
Marathon Oil Corp.	674	04/14/22	USD	24.00	USD	1,692	111,884
Marathon Oil Corp.	674	04/14/22	USD	25.00	USD	1,692	71,781
Mastercard, Inc., Class A	33	04/14/22	USD	370.00	USD	1,179	10,412
NVIDIA Corp.	50	04/14/22	USD	240.00	USD	1,364	173,875
Occidental Petroleum Corp.	476	04/14/22	USD	60.00	USD	2,701	61,404
Pfizer, Inc.	218	04/14/22	USD	55.00	USD	1,129	4,578
salesforce.com, Inc.	27	04/14/22	USD	230.00	USD	573	1,593
Shell plc	765	04/14/22	EUR	24.00	EUR	1,909	78,281
Starbucks Corp.	317	04/14/22	USD	100.00	USD	2,884	3,804
Twilio, Inc., Class A	60	04/14/22	USD	310.00	USD	989	210
Visa, Inc., Class A	56	04/14/22	USD	215.00	USD	1,242	49,280
Walt Disney Co.	84	04/14/22	USD	140.00	USD	1,152	15,246
Wells Fargo & Co.	215	04/14/22	USD	55.00	USD	1,042	3,870
Amazon.com, Inc.	4	05/20/22	USD	3,200.00	USD	1,304	77,650
Apple, Inc.	66	05/20/22	USD	180.00	USD	1,152	31,185
Bath & Body Works, Inc.	385	05/20/22	USD	60.00	USD	1,840	15,400
BP PLC	318	05/20/22	USD	30.00	USD	935	37,047
CF Industries Holdings, Inc.	243	05/20/22	USD	75.00	USD	2,504	718,065
CF Industries Holdings, Inc.	112	05/20/22	USD	115.00	USD	1,154	48,160
Chevron Corp.	106	05/20/22	USD	155.00	USD	1,726	122,960
Coupang, Inc.	418	05/20/22	USD	25.00	USD	739	7,524
CSX Corp.	300	05/20/22	USD	40.00	USD	1,124	16,500
Diamondback Energy, Inc.	159	05/20/22	USD	150.00	USD	2,180	88,245

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Diamondback Energy, Inc.	193	05/20/22	USD	155.00	USD	2,646	$80,095
Dynatrace, Inc.	125	05/20/22	USD	55.00	USD	589	20,000
Exxon Mobil Corp.	245	05/20/22	USD	85.00	USD	2,023	64,435
Freeport-McMoRan, Inc.	66	05/20/22	USD	45.00	USD	328	41,085
iShares iBoxx $ High Yield Corporate Bond ETF	549	05/20/22	USD	82.00	USD	4,518	55,174
Lloyds Banking Group PLC	1,040	05/20/22	GBP	0.50	GBP	489	39,620
Occidental Petroleum Corp.	476	05/20/22	USD	55.00	USD	2,701	277,270
Occidental Petroleum Corp.	476	05/20/22	USD	60.00	USD	2,701	172,550
Occidental Petroleum Corp.	476	05/20/22	USD	65.00	USD	2,701	103,530
Ovintiv Inc.	1,085	05/20/22	USD	55.00	USD	5,867	444,850
Schlumberger NV	140	05/20/22	USD	45.00	USD	578	19,600
ServiceNow, Inc.	55	05/20/22	USD	520.00	USD	3,063	333,300
Tapestry, Inc.	172	05/20/22	USD	40.00	USD	639	23,650
Tesla, Inc.	25	05/20/22	USD	1,150.00	USD	2,694	160,000
BP PLC	741	06/17/22	USD	35.00	USD	2,179	22,230
Daimler AG	98	06/17/22	EUR	66.00	EUR	625	19,731
General Motors Co.	413	06/17/22	USD	55.00	USD	1,806	18,585
LyondellBasell Industries, NV Ordinary Shares Class	112	06/17/22	USD	115.00	USD	1,152	17,640
MGM Resorts International	336	06/17/22	USD	55.00	USD	1,409	9,072
Schlumberger NV	126	06/17/22	USD	45.00	USD	521	24,885
Marathon Oil Corp.	674	07/15/22	USD	25.00	USD	1,692	193,438
Marathon Oil Corp.	674	07/15/22	USD	26.00	USD	1,692	161,760

							6,012,639

Put
Alphabet Inc., Class C	8	04/14/22	USD	2,520.00	USD	2,234	2,280
Amazon.com, Inc.	7	04/14/22	USD	2,800.00	USD	2,282	2,520
InvesCo QQQ Trust	1,077	04/14/22	USD	310.00	USD	39,046	29,618
iShares iBoxx $ Investment Grade Corporate Bond ETF	373	04/14/22	USD	122.00	USD	4,511	66,021
iShares iBoxx $ Investment Grade Corporate Bond ETF	733	04/14/22	USD	121.00	USD	8,865	82,462
iShares Russell 2000 ETF	94	04/14/22	USD	202.00	USD	1,930	23,265
Microsoft Corp.	73	04/14/22	USD	265.00	USD	2,251	2,154
NVIDIA Corp.	88	04/14/22	USD	215.00	USD	2,401	2,860
salesforce.com, Inc.	98	04/14/22	USD	190.00	USD	2,081	5,782
ServiceNow, Inc.	42	04/14/22	USD	520.00	USD	2,339	26,040
Snap, Inc., Class A	223	04/14/22	USD	26.00	USD	803	669
SPDR S&P 500 ETF Trust	171	04/14/22	USD	455.00	USD	7,723	113,886
Alibaba Group Holding Ltd.	186	05/20/22	USD	90.00	USD	2,024	56,451
Apple, Inc.	72	05/20/22	USD	140.00	USD	1,257	4,860
iShares iBoxx $ Investment Grade Corporate Bond ETF	733	05/20/22	USD	118.00	USD	8,865	84,295
iShares Russell 2000 ETF	196	05/20/22	USD	199.00	USD	4,023	98,196
iShares Russell 2000 ETF	95	05/20/22	USD	200.00	USD	1,950	50,492
Micron Technology, Inc.	127	05/20/22	USD	75.00	USD	989	46,990
SPDR S&P 500 ETF Trust	475	05/20/22	USD	410.00	USD	21,453	147,012

							845,853

							$6,858,492

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
S&P 500 Index	Up-and-out	Citibank N.A.	3,486	06/17/22	USD	4,550.00	USD	4,600.00	USD	15,861	$501,788

Put
USD Currency	One Touch	Bank of America N.A.	—	04/18/22	RUB	66.00	RUB	66.00	USD	362	1,806

											$503,594

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas SA	—	04/07/22	USD	1.16	EUR	10,993	$85
EUR Currency	JPMorgan Chase Bank N.A.	—	04/07/22	USD	1.16	EUR	10,994	85
CF Industries Holdings, Inc.	Citibank N.A.	51,900	05/20/22	USD	115.00	USD	5,349	223,170
Mosaic Co.	Citibank N.A.	91,800	05/20/22	USD	75.00	USD	6,105	272,187
Amazon.com, Inc.	Citibank N.A.	1,000	06/17/22	USD	4,150.00	USD	3,260	7,274
Tractor Supply Co.	JPMorgan Chase Bank N.A.	2,136	07/15/22	USD	295.00	USD	498	4,486

								507,287

Put
EUR Currency	Bank of America N.A.	—	04/08/22	USD	1.08	EUR	17,093	9,398
EUR Currency	Deutsche Bank AG	—	04/13/22	USD	1.13	EUR	36,819	886,961
EUR Currency	Morgan Stanley & Co. International PLC	—	04/29/22	USD	1.11	EUR	30,728	269,226
EUR Currency	Deutsche Bank AG	—	05/12/22	USD	1.08	EUR	16,193	58,989
USD Currency	JPMorgan Chase Bank N.A.	—	05/12/22	JPY	116.00	USD	20,683	35,637

								1,260,211

								$1,767,498

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/16/52	3-Month LIBOR, 0.96%	Quarterly	1.50%	Semi-Annual	Morgan Stanley & Co. International PLC	04/14/22	1.50%	USD	18,041	$33
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.96%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD	4,605	274
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.96%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD	4,604	274
10-Year Interest Rate Swap, 04/23/32	3-Month LIBOR, 0.96%	Quarterly	1.30%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/22	1.30	USD	9,779	19
30-Year Interest Rate Swap, 07/07/52	3-Month LIBOR, 0.96%	Quarterly	1.52%	Semi-Annual	Citibank N.A.	07/05/22	1.52	USD	9,679	39,553
30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 0.96%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	1.55	USD	2,043	9,389
30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 0.96%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	1.55	USD	2,043	9,389
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 0.96%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	124,708	39,376

										$98,307

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Abbott Laboratories	126	04/14/22	USD	125.00	USD	1,491	$(2,331)
Alcoa Corp.	139	04/14/22	USD	85.00	USD	1,251	(99,385)
Alcoa Corp.	175	04/14/22	USD	80.00	USD	1,576	(191,187)
Alphabet Inc., Class C	8	04/14/22	USD	2,940.00	USD	2,234	(8,720)
Alphabet Inc., Class C	10	04/14/22	USD	2,900.00	USD	2,793	(18,850)
Amazon.com, Inc.	20	04/14/22	USD	3,300.00	USD	6,520	(109,900)
Amazon.com, Inc.	8	04/14/22	USD	3,600.00	USD	2,608	(3,040)
Amazon.com, Inc.	7	04/14/22	USD	3,260.00	USD	2,282	(51,817)
Amazon.com, Inc.	9	04/14/22	USD	3,200.00	USD	2,934	(100,777)
Apple, Inc.	215	04/14/22	USD	170.00	USD	3,754	(138,137)
Apple, Inc.	133	04/14/22	USD	175.00	USD	2,322	(43,557)
Bank of America Corp.	416	04/14/22	USD	45.00	USD	1,715	(5,200)
Barclays PLC	704	04/14/22	GBP	2.30	GBP	1,044	(43,928)
BNP Paribas SA	196	04/14/22	EUR	76.00	EUR	1,018	(1,301)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Boston Scientific Corp.	303	04/14/22	USD	46.00	USD	1,342	$(7,424)
BP PLC	287	04/14/22	USD	31.00	USD	844	(7,319)
Charles Schwab Corp.	160	04/14/22	USD	90.00	USD	1,349	(5,760)
ConocoPhillips	103	04/14/22	USD	110.00	USD	1,030	(3,245)
Costco Wholesale Corp.	24	04/14/22	USD	590.00	USD	1,382	(10,980)
Devon Energy Corp.	96	04/14/22	USD	70.00	USD	568	(1,344)
Freeport-McMoRan, Inc.	261	04/14/22	USD	48.00	USD	1,298	(70,861)
General Motors Co.	893	04/14/22	USD	70.00	USD	3,906	(893)
InvesCo QQQ Trust	449	04/14/22	USD	375.00	USD	16,278	(88,677)
Microsoft Corp.	34	04/14/22	USD	310.00	USD	1,048	(18,360)
Microsoft Corp.	112	04/14/22	USD	300.00	USD	3,453	(134,680)
NVIDIA Corp.	50	04/14/22	USD	270.00	USD	1,364	(60,375)
NVIDIA Corp.	88	04/14/22	USD	260.00	USD	2,401	(160,380)
ServiceNow, Inc.	42	04/14/22	USD	620.00	USD	2,339	(7,980)
Shell plc	765	04/14/22	EUR	28.00	EUR	1,909	(2,116)
UnitedHealth Group, Inc.	48	04/14/22	USD	530.00	USD	2,448	(16,248)
Visa, Inc., Class A	56	04/14/22	USD	235.00	USD	1,242	(4,088)
Albemarle Corp.	50	05/20/22	USD	250.00	USD	1,106	(26,750)
Albemarle Corp.	25	05/20/22	USD	260.00	USD	553	(9,250)
Alcoa Corp.	48	05/20/22	USD	90.00	USD	432	(39,960)
Alibaba Group Holding Ltd.	36	05/20/22	USD	150.00	USD	392	(3,420)
Amazon.com, Inc.	4	05/20/22	USD	3,600.00	USD	1,304	(17,730)
Amazon.com, Inc.	8	05/20/22	USD	3,800.00	USD	2,608	(14,920)
Amazon.com, Inc.	2	05/20/22	USD	3,700.00	USD	652	(5,755)
Apple, Inc.	29	05/20/22	USD	195.00	USD	506	(2,886)
Applied Materials, Inc.	76	05/20/22	USD	145.00	USD	1,002	(24,320)
Applied Materials, Inc.	42	05/20/22	USD	155.00	USD	554	(5,502)
Autodesk, Inc.	22	05/20/22	USD	240.00	USD	472	(6,446)
Bank of America Corp.	305	05/20/22	USD	47.00	USD	1,257	(9,455)
Boston Scientific Corp.	304	05/20/22	USD	47.00	USD	1,346	(21,736)
Capri Holdings Limited	167	05/20/22	USD	80.00	USD	858	(2,171)
CF Industries Holdings, Inc.	243	05/20/22	USD	90.00	USD	2,504	(402,165)
CF Industries Holdings, Inc.	40	05/20/22	USD	110.00	USD	412	(23,000)
CF Industries Holdings, Inc.	57	05/20/22	USD	120.00	USD	587	(18,240)
CF Industries Holdings, Inc.	112	05/20/22	USD	130.00	USD	1,154	(19,040)
CF Industries Holdings, Inc.	32	05/20/22	USD	125.00	USD	330	(7,120)
Charles Schwab Corp.	131	05/20/22	USD	100.00	USD	1,104	(3,996)
Chevron Corp.	106	05/20/22	USD	190.00	USD	1,726	(7,367)
ConocoPhillips	93	05/20/22	USD	120.00	USD	930	(5,394)
EQT Corp.	688	05/20/22	USD	34.00	USD	2,367	(213,280)
Fortive Corp.	148	05/20/22	USD	65.00	USD	902	(15,170)
Freeport-McMoRan, Inc.	251	05/20/22	USD	55.00	USD	1,248	(37,901)
Freeport-McMoRan, Inc.	189	05/20/22	USD	60.00	USD	940	(12,285)
General Motors Co.	122	05/20/22	USD	50.00	USD	534	(8,235)
General Motors Co.	61	05/20/22	USD	52.50	USD	267	(2,318)
Globalfoundries Inc.	218	05/20/22	USD	85.00	USD	1,361	(27,250)
Globalfoundries Inc.	89	05/20/22	USD	95.00	USD	556	(5,118)
Home Depot, Inc.	17	05/20/22	USD	350.00	USD	509	(1,258)
Home Depot, Inc.	8	05/20/22	USD	340.00	USD	239	(1,156)
Humana, Inc.	14	05/20/22	USD	470.00	USD	609	(6,440)
International Flavors & Fragrances, Inc.	41	05/20/22	USD	140.00	USD	538	(9,738)
International Flavors & Fragrances, Inc.	21	05/20/22	USD	145.00	USD	276	(2,888)
Liberty Media Corp. - Liberty SiriusXM, Class C	257	05/20/22	USD	55.00	USD	1,175	(123,360)
Masco Corp.	83	05/20/22	USD	60.00	USD	423	(1,453)
Mastercard, Inc., Class A	37	05/20/22	USD	385.00	USD	1,322	(21,090)
Mastercard, Inc., Class A	20	05/20/22	USD	400.00	USD	715	(5,670)
Micron Technology, Inc.	93	05/20/22	USD	90.00	USD	724	(12,602)
Micron Technology, Inc.	46	05/20/22	USD	95.00	USD	358	(3,427)
Microsoft Corp.	127	05/20/22	USD	320.00	USD	3,916	(103,505)
Microsoft Corp.	111	05/20/22	USD	330.00	USD	3,422	(52,725)
Morgan Stanley	87	05/20/22	USD	100.00	USD	760	(3,741)
Morgan Stanley	44	05/20/22	USD	97.50	USD	385	(2,926)

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Nice Ltd.	55	05/20/22	USD	250.00	USD	1,205	$(14,163)
NVIDIA Corp.	27	05/20/22	USD	280.00	USD	737	(43,672)
NXP Semiconductors NV	26	05/20/22	USD	210.00	USD	481	(7,852)
salesforce.com, Inc.	86	05/20/22	USD	240.00	USD	1,826	(15,050)
ServiceNow, Inc.	55	05/20/22	USD	620.00	USD	3,063	(80,575)
ServiceNow, Inc.	54	05/20/22	USD	600.00	USD	3,007	(110,700)
ServiceNow, Inc.	15	05/20/22	USD	660.00	USD	835	(10,650)
Sun Country Airlines Holdings, Inc.	88	05/20/22	USD	30.00	USD	230	(6,600)
Taiwan Semiconductor Manufacturing Co. Ltd.	140	05/20/22	USD	120.00	USD	1,460	(11,060)
TE Connectivity Ltd.	52	05/20/22	USD	150.00	USD	681	(5,200)
Tesla, Inc.	25	05/20/22	USD	1,350.00	USD	2,694	(53,312)
TJX Cos., Inc.	91	05/20/22	USD	65.00	USD	551	(9,646)
TJX Cos., Inc.	39	05/20/22	USD	70.00	USD	236	(1,092)
United Parcel Service, Inc., Class B	28	05/20/22	USD	240.00	USD	600	(3,584)
Valero Energy Corp.	72	05/20/22	USD	110.00	USD	731	(17,964)
Vulcan Materials Co.	62	05/20/22	USD	200.00	USD	1,139	(15,345)
Vulcan Materials Co.	31	05/20/22	USD	210.00	USD	569	(4,030)
Walt Disney Co.	97	05/20/22	USD	155.00	USD	1,330	(11,980)
EQT Corp.	669	06/17/22	USD	28.00	USD	2,302	(505,095)
NXP Semiconductors NV	52	06/17/22	USD	210.00	USD	962	(24,180)
Valero Energy Corp.	221	06/17/22	USD	105.00	USD	2,244	(115,472)
ConocoPhillips	396	08/19/22	USD	120.00	USD	3,960	(98,010)

							(3,934,251)

Put
Pandora A/S	34	04/13/22	DKK	640.00	DKK	2,202	(7,731)
Air Products & Chemicals, Inc.	43	04/14/22	USD	230.00	USD	1,075	(3,118)
Autodesk, Inc.	48	04/14/22	USD	195.00	USD	1,029	(4,728)
Autodesk, Inc.	45	04/14/22	USD	210.00	USD	965	(17,775)
Boston Scientific Corp.	303	04/14/22	USD	37.00	USD	1,342	(6,666)
BP PLC	741	04/14/22	USD	27.00	USD	2,179	(10,745)
Comcast Corp., Class A	457	04/14/22	USD	42.50	USD	2,140	(4,113)
Facebook, Inc., Class A	38	04/14/22	USD	250.00	USD	845	(106,590)
Home Depot, Inc.	33	04/14/22	USD	300.00	USD	988	(21,367)
InvesCo QQQ Trust	1,077	04/14/22	USD	285.00	USD	39,046	(10,770)
iShares iBoxx $ Investment Grade Corporate Bond ETF	373	04/14/22	USD	119.00	USD	4,511	(16,412)
iShares iBoxx $ Investment Grade Corporate Bond ETF	733	04/14/22	USD	116.00	USD	8,865	(13,194)
iShares Russell 2000 ETF	94	04/14/22	USD	190.00	USD	1,930	(4,700)
JPMorgan Chase & Co.	79	04/14/22	USD	125.00	USD	1,077	(5,175)
salesforce.com, Inc.	88	04/14/22	USD	220.00	USD	1,868	(85,580)
Snap, Inc., Class A	223	04/14/22	USD	19.00	USD	803	(223)
Starbucks Corp.	317	04/14/22	USD	80.00	USD	2,884	(4,121)
Wells Fargo & Co.	215	04/14/22	USD	45.00	USD	1,042	(9,675)
Alibaba Group Holding Ltd.	186	05/20/22	USD	75.00	USD	2,024	(20,367)
Bath & Body Works, Inc.	385	05/20/22	USD	50.00	USD	1,840	(187,687)
Chevron Corp.	106	05/20/22	USD	130.00	USD	1,726	(5,883)
CSX Corp.	300	05/20/22	USD	30.00	USD	1,124	(3,750)
Delphi Automotive PLC	76	05/20/22	USD	135.00	USD	910	(129,960)
Dynatrace, Inc.	125	05/20/22	USD	40.00	USD	589	(17,187)
Exxon Mobil Corp.	35	05/20/22	USD	70.00	USD	289	(2,170)
Freeport-McMoRan, Inc.	66	05/20/22	USD	35.00	USD	328	(1,320)
Home Depot, Inc.	31	05/20/22	USD	290.00	USD	928	(27,202)
iShares iBoxx $ High Yield Corporate Bond ETF	727	05/20/22	USD	76.00	USD	5,982	(19,629)
iShares iBoxx $ High Yield Corporate Bond ETF	549	05/20/22	USD	75.00	USD	4,518	(12,627)
iShares iBoxx $ Investment Grade Corporate Bond ETF	733	05/20/22	USD	113.00	USD	8,865	(27,487)
iShares Russell 2000 ETF	95	05/20/22	USD	185.00	USD	1,950	(20,520)
iShares Russell 2000 ETF	196	05/20/22	USD	182.00	USD	4,023	(35,182)
Lloyds Banking Group PLC	1,040	05/20/22	GBP	0.44	GBP	489	(45,768)
Micron Technology, Inc.	254	05/20/22	USD	65.00	USD	1,978	(25,908)
Nice Ltd.	42	05/20/22	USD	220.00	USD	920	(49,770)
Schlumberger NV	140	05/20/22	USD	35.00	USD	578	(9,310)
SPDR S&P 500 ETF Trust	712	05/20/22	USD	380.00	USD	32,157	(89,712)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Starbucks Corp.	117	05/20/22	USD	80.00	USD	1,064	$(12,461)
Tapestry, Inc.	172	05/20/22	USD	27.50	USD	639	(4,730)
Tesla, Inc.	12	05/20/22	USD	950.00	USD	1,293	(48,390)
Albemarle Corp.	48	06/17/22	USD	180.00	USD	1,062	(24,000)
Autodesk, Inc.	67	06/17/22	USD	180.00	USD	1,436	(29,480)
BP PLC	741	06/17/22	USD	27.00	USD	2,179	(75,582)
Charter Communications, Inc., Class A	32	06/17/22	USD	470.00	USD	1,746	(24,800)
Daimler AG	98	06/17/22	EUR	50.00	EUR	625	(17,129)
General Motors Co.	413	06/17/22	USD	35.00	USD	1,806	(26,432)
LyondellBasell Industries, NV Ordinary Shares Class	112	06/17/22	USD	90.00	USD	1,152	(24,360)
Masco Corp.	186	06/17/22	USD	50.00	USD	949	(46,035)
MGM Resorts International	336	06/17/22	USD	40.00	USD	1,409	(80,472)
Schlumberger NV	126	06/17/22	USD	35.00	USD	521	(14,049)

							(1,492,042)

							$(5,426,293)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas SA	—	04/07/22	USD	1.19	EUR	10,993	$(12)
EUR Currency	JPMorgan Chase Bank N.A.	—	04/07/22	USD	1.19	EUR	10,993	(12)

								(24)

Put
EUR Currency	Bank of America N.A.	—	04/08/22	USD	1.05	EUR	17,093	(605)
EUR Currency	Deutsche Bank AG	—	04/13/22	USD	1.11	EUR	36,819	(236,159)
EUR Currency	Morgan Stanley & Co. International PLC	—	04/29/22	USD	1.07	EUR	30,728	(43,750)
EUR Currency	Deutsche Bank AG	—	05/12/22	USD	1.06	EUR	16,193	(25,867)
EUR Currency	Deutsche Bank AG	—	05/12/22	USD	1.04	EUR	8,097	(5,956)
USD Currency	JPMorgan Chase Bank N.A.	—	05/12/22	JPY	112.00	USD	20,683	(10,528)
Amazon.com, Inc.	Citibank N.A.	500	06/17/22	USD	2,800.00	USD	1,630	(32,922)
Tractor Supply Co.	JPMorgan Chase Bank N.A.	2,136	07/15/22	USD	210.00	USD	498	(8,117)
S&P 500 Index	Citibank N.A.	2,336	09/16/22	USD	3,700.00	USD	10,583	(166,362)

								(530,266)

								$(530,290)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
2-Year Interest Rate Swap, 02/17/25	1.40%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	02/15/23	1.40%	USD	47,688	$(83,628)
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40	USD	124,708	(24,289)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	124,708	(30,837)

										(138,754)

Put
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 0.33%	Quarterly	2.60%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.60	USD	47,688	(531,087)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 0.33%	Quarterly	2.70%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.70	USD	47,688	(486,138)
10-Year Interest Rate Swap, 03/25/33	1-Day SOFR, 0.33%	Quarterly	3.27%	Semi-Annual	Goldman Sachs International	03/23/23	3.27	USD	35,297	(316,235)

27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 03/26/33	1-Day SOFR, 0.33%	Quarterly	3.28%	Semi-Annual	Goldman Sachs International	03/24/23	3.28%	USD	11,452	$(101,523)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.96%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	19,270	(445,931)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.96%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	19,271	(445,947)
5-Year Interest Rate Swap, 07/02/31	3-Month LIBOR, 0.96%	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International PLC	06/30/26	3.04	USD	17,717	(411,679)

										(2,738,540)

										$(2,877,294)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	CC+		USD	20,240	$1,209,923	$652,973	$556,950
CDX.NA.HY.35.V1	5.00	Quarterly	12/20/25	CCC		USD	9,213	596,789	576,721	20,068
ITRAXX.XO.34.V2	5.00	Quarterly	12/20/25	CCC		EUR	34,106	3,285,978	3,656,401	(370,423)
ITRAXX.XO.35.V1	5.00	Quarterly	06/20/26	CCC+		EUR	4,639	425,717	589,281	(163,564)

								$5,518,407	$5,475,376	$43,031

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective		Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
1-Month MXIBOR, 6.72%	Quarterly	4.42%	Quarterly	N/A		02/28/23	MXN	88,484	$(149,200)	$7	$(149,207)
1-Month MXIBOR, 6.72%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	88,456	(152,627)	7	(152,634)
1-Month MXIBOR, 6.72%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	62,782	(218,166)	9	(218,175)
1-Month MXIBOR, 6.72%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	62,782	(211,905)	9	(211,914)
1-Day SOFR, 0.33%	Annual	1.13%	Annual	N/A		03/07/24	USD	51,255	(1,044,147)	219	(1,044,366)
1-Day SOFR, 0.33%	Annual	1.13%	Annual	N/A		03/08/24	USD	77,139	(1,576,654)	330	(1,576,984)
1-Day SOFR, 0.33%	Annual	1.08%	Annual	N/A		03/18/24	USD	103,986	(2,296,513)	451	(2,296,964)
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		06/28/24	USD	17,798	750,822	103	750,719
0.51%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		07/13/24	USD	16,466	743,348	96	743,252
0.55%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		07/20/24	USD	24,485	1,088,421	144	1,088,277
0.49%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		07/23/24	USD	16,158	741,796	95	741,701
0.49%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		07/23/24	USD	16,158	742,974	95	742,879
0.56%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/12/24	USD	24,674	1,129,522	149	1,129,373
0.55%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/13/24	USD	16,080	738,939	97	738,842
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/27/24	USD	8,071	376,076	50	376,026
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/27/24	USD	8,071	375,587	50	375,537
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/27/24	USD	7,990	371,539	49	371,490
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/27/24	USD	8,111	376,834	50	376,784
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/27/24	USD	8,111	376,460	50	376,410
2.00%	Annual	1-Day SOFR, 0.33%	Annual	02/17/23	(a)	02/17/25	USD	13,415	186,809	59	186,750
0.68%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/19/26	USD	15,214	1,066,442	110	1,066,332
0.70%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/22/26	USD	4,158	289,039	30	289,009
3-Month LIBOR, 0.96%	Quarterly	0.83%	Semi-Annual	N/A		03/08/26	USD	48,830	(3,182,822)	355	(3,183,177)
0.63%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/26/26	USD	70,700	5,262,661	549	5,262,112
0.64%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/27/26	USD	106,500	7,890,790	827	7,889,963
0.85%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/27/26	USD	35,500	2,310,842	276	2,310,566
3-Month LIBOR, 0.96%	Quarterly	0.98%	Semi-Annual	N/A		06/28/26	USD	10,679	(661,347)	85	(661,432)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	28

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month LIBOR, 0.96%	Quarterly	0.87%	Semi-Annual	N/A		07/13/26	USD	9,703	$(652,765)	$76	$(652,841)
0.94%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/14/26	USD	5,628	366,585	47	366,538
1.17%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/14/26	USD	8,887	483,820	75	483,745
1.15%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		11/10/26	USD	23,695	1,335,146	203	1,334,943
3-Month LIBOR, 0.96%	Quarterly	1.39%	Semi-Annual	N/A		01/07/27	USD	37,639	(1,842,888)	331	(1,843,219)
3-Month LIBOR, 0.96%	Quarterly	1.42%	Semi-Annual	N/A		01/10/27	USD	15,327	(730,353)	135	(730,488)
3-Month LIBOR, 0.96%	Quarterly	1.47%	Semi-Annual	N/A		01/14/27	USD	5,554	(252,386)	49	(252,435)
3-Month LIBOR, 0.96%	Quarterly	1.63%	Semi-Annual	N/A		02/09/27	USD	50,827	(1,985,608)	456	(1,986,064)
1-Day SOFR, 0.33%	Annual	1.56%	Annual	N/A		03/07/27	USD	25,627	(798,430)	233	(798,663)
1.17%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/04/31	USD	5,187	511,244	75	511,169
1.20%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/05/31	USD	3,049	295,224	44	295,180
3-Month LIBOR, 0.96%	Quarterly	1.40%	Semi-Annual	N/A		04/07/31	USD	22,642	(1,742,541)	336	(1,742,877)
3-Month LIBOR, 0.96%	Quarterly	1.42%	Semi-Annual	N/A		04/08/31	USD	13,011	(979,276)	193	(979,469)
1.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/27/31	USD	8,424	544,954	127	544,827
1.54%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/28/31	USD	1,495	100,463	23	100,440
2.18%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/17/26	(a)	06/17/31	USD	12,721	53,340	118	53,222
2.18%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/17/26	(a)	06/17/31	USD	12,910	54,828	120	54,708
2.16%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/18/26	(a)	06/18/31	USD	12,910	64,448	120	64,328
1.99%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	07/02/26	(a)	07/02/31	USD	5,315	65,838	49	65,789
1.99%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	07/02/26	(a)	07/02/31	USD	12,402	151,497	115	151,382
0.02%	Annual	6-Month EURIBOR, (0.37%)	Semi-Annual	N/A		08/26/31	EUR	9,317	1,059,638	178	1,059,460
1.40%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/12/31	USD	7,217	584,891	111	584,780
1.38%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/14/31	USD	4,388	362,541	67	362,474
1.38%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/14/31	USD	6,391	529,754	98	529,656
3-Month LIBOR, 0.96%	Quarterly	1.59%	Semi-Annual	N/A		10/14/31	USD	33,197	(2,122,423)	516	(2,122,939)
3-Month LIBOR, 0.96%	Quarterly	1.62%	Semi-Annual	N/A		11/19/31	USD	22,524	(1,420,558)	354	(1,420,912)
1.44%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		11/26/31	USD	3,858	306,081	60	306,021
1.41%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		11/30/31	USD	2,669	219,544	41	219,503
3-Month LIBOR, 0.96%	Quarterly	1.76%	Semi-Annual	N/A		01/28/32	USD	35,747	(1,963,554)	568	(1,964,122)
1.70%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		11/26/41	USD	2,070	223,149	49	223,100
1.45%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		12/11/50	USD	2,193	394,743	67	394,676
1.45%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		01/07/51	USD	7,090	1,294,862	214	1,294,648
1.52%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		01/08/51	USD	2,422	403,103	73	403,030
1.63%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		01/25/51	USD	5,110	735,709	154	735,555
1.58%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/01/51	USD	5,275	818,239	160	818,079
1.66%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/04/51	USD	2,952	403,799	89	403,710
1.68%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/05/51	USD	3,049	404,131	92	404,039
1.91%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/22/51	USD	1,179	97,733	36	97,697
2.01%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/27/51	USD	4,357	246,568	135	246,433
1.97%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/28/51	USD	718	46,391	22	46,369
2.04%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		06/07/51	USD	1,360	69,982	42	69,940
3-Month LIBOR, 0.96%	Quarterly	1.83%	Semi-Annual	N/A		06/22/51	USD	3,001	(296,084)	93	(296,177)
1.63%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/23/51	USD	1,036	150,433	32	150,401
1.85%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/15/51	USD	1,453	130,551	45	130,506
1.82%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/18/51	USD	2,257	218,247	70	218,177
3-Month LIBOR, 0.96%	Quarterly	1.84%	Semi-Annual	N/A		11/08/51	USD	2,452	(230,618)	76	(230,694)
1.71%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		11/30/51	USD	978	121,229	30	121,199
1.96%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		01/21/52	USD	9,600	673,053	298	672,755

									$13,829,794	$11,046	$13,818,748

(a)	Forward Swap.

29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,000	$(203,017)	$(449,239)	$246,222
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,000	(203,017)	(438,558)	235,541
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,500	(152,263)	(167,575)	15,312

								$(558,297)	$(1,055,372)	$497,075

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust			Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	Depreciation
1-Day BZDIOVER, 0.04%	Monthly	11.31%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/24	BRL	45,000	$(105,777)	$—	$(105,777)
1-Day BZDIOVER, 0.04%	Monthly	11.77%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/24	BRL	7,379	(5,278)	—	(5,278)
China Fixing Repo Rates 7-Day, 2.53%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY	157,107	179,309	—	179,309

									$68,254	$—	$68,254

OTC Total Return Swaps

Paid by the Trust		Received by the Trust			Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Date(a)	Amount (000)		Value	(Received)	Depreciation
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	1-Day SOFR minus 0.60%, 0.33%	Monthly	Citibank N.A.	N/A	04/19/22	USD	2,755	$152,336	$—	$152,336
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	1-Day SOFR minus 0.60%, 0.33%	Monthly	Citibank N.A.	N/A	04/21/22	USD	1,370	83,452	—	83,452
Universal Health Service Inc.	Quarterly	1-Day SOFR minus 0.08%, 0.33%	Quarterly	BNP Paribas SA	N/A	06/10/22	USD	788	28,848	—	28,848
1-Day SOFR, 0.33%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	06/17/22	USD	1,901	(18,202)	—	(18,202)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Day SOFR minus 2.50%, 0.33%	Monthly	Citibank N.A.	N/A	06/17/22	USD	10,167	(10,602)	—	(10,602)
1-Day SOFR minus 1.25%, 0.33%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Goldman Sachs International	N/A	06/17/22	USD	1,274	7,157	—	7,157
1-Day SOFR minus 1.25%, 0.33%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Goldman Sachs International	N/A	06/17/22	USD	1,900	(12,749)	—	(12,749)
1-Day SOFR, 0.33%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	06/17/22	USD	1,898	(15,447)	—	(15,447)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	30

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

OTC Total Return Swaps (continued)

Paid by the Trust		Received by the Trust			Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Date(a)	Amount (000)		Value	(Received)	Depreciation
Snap Inc., Class A	Monthly	1-Day SOFR minus 0.18%, 0.33%	Monthly	BNP Paribas SA	N/A	06/17/22	USD	331	$(34,859)	$—	$(34,859)
Snap Inc., Class A	Monthly	1-Day SOFR minus 0.18%, 0.33%	Monthly	BNP Paribas SA	N/A	06/17/22	USD	914	(54,310)	—	(54,310)
Universal Health Service Inc.	Quarterly	1-Day SOFR minus 0.07%, 0.33%	Quarterly	BNP Paribas SA	N/A	08/10/22	USD	642	(55,003)	—	(55,003)
PPG Industries Inc.	Quarterly	1-Day SOFR minus 0.12%, 0.33%	Quarterly	BNP Paribas SA	N/A	09/02/22	USD	632	(59,894)	—	(59,894)
Sherwin Williams	Quarterly	1-Day SOFR minus 0.10%, 0.33%	Quarterly	BNP Paribas SA	N/A	09/02/22	USD	639	(35,187)	—	(35,187)
PPG Industries Inc.	Quarterly	1-Day SOFR minus 0.08%, 0.33%	Quarterly	BNP Paribas SA	N/A	09/02/22	USD	649	(17,351)	—	(17,351)
Sherwin Williams	Quarterly	1-Day SOFR minus 0.08%, 0.33%	Quarterly	BNP Paribas SA	N/A	09/02/22	USD	657	22,118	—	22,118
Treehouse Foods Inc.	Quarterly	1-Day SOFR minus 0.25%, 0.33%	Quarterly	Citibank N.A.	N/A	09/09/22	USD	76	1,312	—	1,312
Treehouse Foods Inc.	Quarterly	1-Day SOFR minus 0.25%, 0.33%	Quarterly	Citibank N.A.	N/A	09/09/22	USD	13	452	—	452
Treehouse Foods Inc.	Quarterly	1-Day SOFR minus 0.25%, 0.33%	Quarterly	Citibank N.A.	N/A	09/09/22	USD	234	3,950	—	3,950
Treehouse Foods Inc.	Quarterly	1-Day SOFR minus 0.25%, 0.33%	Quarterly	Citibank N.A.	N/A	09/09/22	USD	176	3,533	—	3,533
Treehouse Foods Inc.	Quarterly	1-Day SOFR minus 0.25%, 0.33%	Quarterly	Citibank N.A.	N/A	09/09/22	USD	49	1,312	—	1,312
Treehouse Foods Inc.	Quarterly	1-Day SOFR minus 0.25%, 0.33%	Quarterly	Citibank N.A.	N/A	09/09/22	USD	92	2,460	—	2,460

									$(6,674)	$—	$(6,674)

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	10/11/23	$6,426,941	$(27,944	)(c)	$6,399,797	0.3%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(2,217,656)	103,676	(e)	(2,091,520)	0.1

					$75,732		$4,308,277

(a)

The Trust receives the total return on a portfolio of long positions underlying the total return swap. The Trust pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Trust pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(800) of net dividends and financing fees.
(e)	Amount includes $(22,460) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	26 basis points	15 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date October 11, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Italy
Leonardo SpA	644,026	$6,399,797	100.0%

Net Value of Reference Entity — Citibank N.A.		$6,399,797

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks
United States
Walgreens Boots Alliance, Inc.	(46,717)	$(2,091,520)	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(2,091,520)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$212,652,099	$16,776,775	$229,428,874
Common Stocks
Australia	—	5,262,199	—	5,262,199
Brazil	1,082,383	—	—	1,082,383
Canada	26,606,406	—	—	26,606,406
Cayman Islands	6,320,742	—	2,244,230	8,564,972
China	5,636,571	7,502,630	—	13,139,201
Denmark	—	562,727	—	562,727
France	—	30,842,492	—	30,842,492
Germany	—	49,346,549	—	49,346,549
Hong Kong	—	5,406,491	—	5,406,491
India	—	—	10,714,533	10,714,533
Ireland	4,611,988	—	—	4,611,988
Israel	8,134,608	—	—	8,134,608

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	32

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Italy	$4,982,058	$4,768,409	$—	$9,750,467
Japan	—	14,043,636	—	14,043,636
Luxembourg	678,793	—	—	678,793
Netherlands	4,426,928	29,358,823	—	33,785,751
Norway	—	88,714	—	88,714
South Korea	8,760,523	3,453,284	—	12,213,807
Spain	—	9,777,097	—	9,777,097
Sweden	—	7,879,287	314,770	8,194,057
Switzerland	2,641,972	1,210,381	—	3,852,353
Taiwan	9,628,932	—	—	9,628,932
United Kingdom	3,369,004	42,800,710	—	46,169,714
United States	646,455,709	30,302,681	10,874,822	687,633,212
Corporate Bonds
Argentina	—	716,698	—	716,698
Australia	—	—	6,483,611	6,483,611
Austria	—	2,211,481	—	2,211,481
Bahamas	—	742,254	—	742,254
Bahrain	—	1,848,747	—	1,848,747
Bermuda	781,075	3,403,143	—	4,184,218
Brazil	—	6,079,043	—	6,079,043
Canada	—	1,914,748	—	1,914,748
Cayman Islands	—	14,262,981	—	14,262,981
Chile	—	4,107,677	—	4,107,677
China	—	5,695,458	—	5,695,458
Colombia	—	5,762,634	—	5,762,634
Dominican Republic	—	1,308,182	—	1,308,182
Germany	—	8,088,240	—	8,088,240
Hong Kong	—	1,030,600	—	1,030,600
India	—	8,146,224	—	8,146,224
Indonesia	—	3,788,012	—	3,788,012
Ireland	—	421,400	—	421,400
Israel	—	2,090,886	—	2,090,886
Italy	—	6,091,832	—	6,091,832
Japan	—	237,942	—	237,942
Jersey	—	637,652	—	637,652
Kuwait	—	1,308,125	—	1,308,125
Luxembourg	—	13,698,558	—	13,698,558
Macau	—	3,468,656	—	3,468,656
Mauritius	—	6,095,626	—	6,095,626
Mexico	—	19,214,292	—	19,214,292
MultiNational	—	460,696	—	460,696
Netherlands	—	6,831,119	—	6,831,119
Nigeria	—	461,725	—	461,725
Oman	—	1,049,247	—	1,049,247
Panama	—	1,258,849	—	1,258,849
Paraguay	—	457,563	—	457,563
Peru	—	3,027,440	—	3,027,440
Qatar	—	184,000	—	184,000
Saudi Arabia	—	2,368,170	—	2,368,170
Singapore	—	4,630,408	—	4,630,408
South Africa	—	1,975,790	—	1,975,790
Ukraine	—	280,125	—	280,125
United Arab Emirates	—	3,563,140	—	3,563,140
United Kingdom	—	16,109,642	—	16,109,642
United States	—	143,901,442	16,716,885	160,618,327
Vietnam	—	1,342,313	—	1,342,313
Floating Rate Loan Interests	—	158,253,637	71,436,048	229,689,685
Foreign Agency Obligations	—	108,377,389	—	108,377,389
Investment Companies	5,083,105	—	—	5,083,105
Non-Agency Mortgage-Backed Securities	—	242,912,553	8,490,164	251,402,717
Other Interests	—	—	6,204,144	6,204,144

33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Securities
Capital Trusts	$—	$2,963,371	$—	$2,963,371
Preferred Stocks	—	1,894,347	56,114,179	58,008,526
U.S. Government Sponsored Agency Securities	—	5,607,275	—	5,607,275
U.S. Treasury Obligations	—	28,214,788	—	28,214,788
Warrants
Cayman Islands	21,540	—	—	21,540
Luxembourg	3,475	—	—	3,475
United Kingdom	44,233	—	—	44,233
United States	519,880	22,762	7,936,392	8,479,034
Short-Term Securities
Money Market Funds	74,128,857	—	—	74,128,857
Options Purchased
Equity Contracts	6,858,492	1,008,905	—	7,867,397
Foreign Currency Exchange Contracts	—	1,262,187	—	1,262,187
Interest Rate Contracts	—	98,307	—	98,307
Unfunded SPAC PIPE Commitments(a)	—	—	—	—
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(3,248)	—	(3,248)

	$820,777,274	$1,316,143,242	$214,306,553	2,351,227,069

Investments Valued at NAV(b)				3,744,163

				$2,354,971,232

Derivative Financial Instruments(c)
Assets
Commodity Contracts	$69,658	$—	$—	$69,658
Credit Contracts	—	1,074,093	—	1,074,093
Equity Contracts	155,348	504,512	—	659,860
Foreign Currency Exchange Contracts	—	3,752,419	—	3,752,419
Interest Rate Contracts	11,123,162	38,513,810	—	49,636,972
Liabilities
Credit Contracts	—	(533,987)	—	(533,987)
Equity Contracts	(16,517,032)	(1,222,557)	—	(17,739,589)
Foreign Currency Exchange Contracts	—	(3,303,401)	—	(3,303,401)
Interest Rate Contracts	(4,562,583)	(27,504,102)	—	(32,066,685)

	$(9,731,447)	$11,280,787	$—	$1,549,340

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $737,675 are categorized as Level 2 within the fair value hierarchy.

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments	Warrants	Total
Assets
Opening balance, as of December 31, 2021	$23,774,997	$21,433,988	$19,416,491	$70,215,893	$8,778,680	$5,373,584	$54,495,679	$(518)	$227,689	$298,880	$204,015,363
Transfers into Level 3	1,057,695	—	—	13,660,808	—	—	—	—	—	—	14,718,503
Transfers out of Level 3	(4,553,749)	—	—	(11,710,148)	(1,202,284)	—	—	518	—	—	(17,465,663)
Accrued discounts/premiums	2,343	—	20,511	24,964	17,618	—	—	—	—	11,593	77,029
Net realized gain (loss)	(885,473)	—	—	(38,524)	—	—	—	—	—	—	(923,997)
Net change in unrealized appreciation (depreciation)(a)	267,203	2,392,392	371,708	(434,134)	(8,299)	830,560	(3,048,971)	—	(227,689)	(368,241)	(225,471)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	34

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments	Warrants	Total
Purchases	$742,500	$322,254	$3,391,786	$6,265,043	$904,449	—	$4,667,471	—	—	8,106,000	$24,399,503
Sales	(3,628,741)	(279)	—	(6,547,854)	—	—	—	—	—	(111,840)	(10,288,714)

Closing balance, as of March 31, 2022	$16,776,775	$24,148,355	$23,200,496	$71,436,048	$8,490,164	$6,204,144	$56,114,179	$—	$—	$7,936,392	$214,306,553

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(a)	$(503,492)	$2,408,803	$371,708	$(434,134)	$(8,299)	$830,560	$(3,048,970)	$—	$—	$(384,536)	$(768,360)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $45,907,816. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$24,148,355	Market	Revenue Multiple	0.14x - 21.00x		8.02x
			Volatility	39% - 63%		54%
			Time to Exit	0.5 - 4.8		1.8
			Discount Rate	2%		—
Asset Backed Securities	8,807,562	Income	Discount Rate	5% - 6%		5%
Corporate Bonds	17,456,348	Income	Discount Rate	8% - 12%		10%
Floating Rate Loan Interests	47,731,759	Income	Discount Rate	6% - 12%		9%
		Market	Recent Transactions	99.50		—
Other Interests	6,204,144	Income	Discount Rate	5%		—
Preferred Stocks(b)	56,114,177	Market	Revenue Multiple	2.19x - 34.25x		12.64x
			EBITDA Multiple	15.50x		—
			Time to Exit	1.5 - 5.0		3.9
			Volatility	43% - 80%		64%
			Discount Rate	9%		—
			Recent Transactions	$28.62		—
Warrants	7,936,392	Market	Time to Exit	0.3 - 1.3		0.9
			Volatility	45% - 49%		47%
			Discount	13%		—

	$168,398,737

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2022, the valuation technique for investments classified as Preferred Stock amounting to $10,082,995 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	CNY	Chinese Yuan

BRL	Brazilian Real	DKK	Danish Krone

CAD	Canadian Dollar	EUR	Euro

CHF	Swiss Franc	GBP	British Pound

CNH	Chinese Yuan	HKD	Hong Kong Dollar

35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Capital Allocation Trust (BCAT)

Currency Abbreviation (continued)

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

RUB	New Russian Ruble

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FTSE	Financial Times Stock Exchange

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PIK	Payment-in-Kind

PIPE	Private Investment in Public Equity

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPAC	Special Purpose Acquisition Company

SPDR	Standard & Poor’s Depository Receipt

ST	Special Tax

STACR	Structured Agency Credit Risk

TAN	Tax Anticipation Notes

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	36